UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09293

Davis Variable Account Fund, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       December 31, 2003


ITEM 1.  REPORTS TO STOCKHOLDERS

ANNUAL REPORT


[DAVIS FUNDS LOGO OMITTED]


DECEMBER 31, 2003




DAVIS VALUE PORTFOLIO

DAVIS FINANCIAL PORTFOLIO

DAVIS REAL ESTATE PORTFOLIO

(PORTFOLIOS OF DAVIS VARIABLE ACOUNT FUND, INC.)

                                TABLE OF CONTENTS


Management's Discussion and Analysis:
         Davis Value Portfolio...........................................2
         Davis Financial Portfolio.......................................3
         Davis Real Estate Portfolio.....................................3

Fund Performance and Supplementary Information:
         Davis Value Portfolio...........................................6
         Davis Financial Portfolio.......................................9
         Davis Real Estate Portfolio....................................12

Schedule of Investments:
         Davis Value Portfolio..........................................15
         Davis Financial Portfolio......................................19
         Davis Real Estate Portfolio....................................21

Statements of Assets and Liabilities....................................24

Statements of Operations................................................25

Statements of Changes in Net Assets.....................................26

Notes to Financial Statements...........................................28

Financial Highlights:
         Davis Value Portfolio..........................................33
         Davis Financial Portfolio......................................34
         Davis Real Estate Portfolio....................................35

Independent Auditors' Report............................................36

Income Tax Information..................................................37

Directors and Officers..................................................38

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the year-ended December 31, 2003, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 28.69%. U.S. economic activity, as measured by the gross domestic product, trended down over the first six months of the year but improved sharply in the third quarter. Interest rates, as measured by the 10-year Treasury bond, declined steadily over the first six months and then rebounded sharply in the third quarter. Interest rates held steady in the fourth quarter. This combination provided a favorable background for stocks as they advanced strongly in the fourth quarter.

DAVIS VALUE PORTFOLIO

PERFORMANCE OVERVIEW

The Davis Value Portfolio returned 29.76% for the year ended December 31, 2003(2), compared with a return of 28.69% for the Standard & Poor's 500(R) Index.(1) The Portfolio's investment strategy is to seek out companies with expanding earnings that can be purchased at value prices and held for the long-term.

The Portfolio's largest sector weightings were in banks and savings & loan and financial services. The Portfolio's holdings in both these sectors outperformed the S&P 500(R) Index. The Portfolio's cash position reduced relative performance during the period.

The principal holdings contributing to performance were: American Express(3), a financial services company, Altria Group, a consumer products company and Progressive Corporation, a property/casualty insurance company. The Portfolio held substantial positions in all three companies and all three did well over the one-year period. American Express increased by 37.66%, Altria Group increased by 42.74% and Progressive Corporation increased by 68.68%.

The principal detractors from performance were: Safeway, Kraft Foods and Takefuji Corporation. Safeway, a retailing company, decreased by 14.43%, Kraft Foods, a food/beverage company, decreased by 15.42% and Takefuji Corporation, a financial services company, decreased by 12.87%. The Portfolio no longer owns Safeway.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

DAVIS FINANCIAL PORTFOLIO

PERFORMANCE OVERVIEW

Davis Financial Portfolio returned 32.15% for the year ended December 31, 2003(2), compared with a return of 28.69% for the Standard & Poor's 500(R) Index.(1) The Portfolio's investment strategy is to seek out growing financial services companies that can be purchased at value prices and held for the long-term.

The Portfolio's largest sector weightings were in banks and savings & loan associations and financial services. The Portfolio's financial services holdings outperformed the S&P 500(R) Index, but the Portfolio's banks and savings & loan associations holdings underperformed the S&P 500(R) Index. The Portfolio's largest non-financial holdings were in diversified manufacturing and business services. Both sectors contributed to the strong Portfolio performance by outperforming the S&P 500(R) Index. The Portfolio's cash position reduced relative performance during the period.

The principal holdings contributing to performance were: American Express(3), a financial services company, Tyco International, a diversified manufacturing company and Julius Baer, an investment firm company. Over the one-year period American Express increased by 37.66%, Tyco International increased by 55.57% and Julius Baer increased by 58.27%.

Only two of the Portfolio's holdings declined in value: Principal Financial Group, a life insurance company, and State Street Corporation, a banks and savings & loan associations company. Principal Financial Group decreased by 8.07% and State Street Corporation decreased by 9.59%. The Portfolio no longer owns these two companies.

DAVIS REAL ESTATE PORTFOLIO

PERFORMANCE OVERVIEW

Davis Real Estate Portfolio returned 36.79% for the year ended December 31, 2003(2), compared with a return of 37.08% for the Wilshire Real Estate Securities Index.(1) The Portfolio's investment strategy is to seek out growing real estate companies (principally REITs) that can be purchased at value prices and held for the long-term.

The Portfolio's largest sector weightings were in office space REITs and mall REITs. Both sectors contributed to the strong Portfolio performance by outperforming the Wilshire Real Estate Securities Index. The Portfolio's large cash position reduced relative performance during the period.

The principal holdings contributing to performance were: Chelsea Property Group(3), an outlet center REIT, Centerpoint Properties, an industrial REIT, and Developers Diversified, a shopping center REIT. Over the one-year period Chelsea Property Group increased 72.72%, Centerpoint Properties increased 36.34% and Developers Diversified increased 62.06%.

None of the Portfolio's holdings declined in value over the full year. The holdings which provided the least contribution to the Portfolio's return were: two apartment REITs, Equity Residential and Apartment Investment & Management Pfd., and iStar Financial, a financial services REIT. The Portfolio no longer owns Apartment Investment & Management Pfd.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds prospectus, which contains more information about investment strategies, risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk,
(2) company risk, (3) headline risk and (4) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) headline risk, (4) selection risk and (5) concentrated financial services portfolio risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) headline risk, (5) selection risk, (6) focused portfolio risk and (7) concentrated real estate portfolio risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio's portfolio in a few companies, the Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted. The beginning date was January 1, 1978, and the index is rebalanced monthly and returns are calculated on a buy and hold basis.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended December 31, 2003.


-------------------------------- ----------------- -------------------
                                                       INCEPTION
PORTFOLIO NAME                        1 YEAR       ------------------
                                                     (July 1, 1999)
-------------------------------- ----------------- -------------------
Davis Value Portfolio                 29.76%             1.98%
-------------------------------- ----------------- -------------------
Davis Financial Portfolio             32.15%             4.09%
-------------------------------- ----------------- -------------------
Davis Real Estate Portfolio           36.79%            12.24%
-------------------------------- ----------------- -------------------


Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Portfolio's holdings of each company discussed.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS VALUE PORTFOLIO
PORTFOLIO HOLDINGS - AT DECEMBER 31, 2003
================================================================================


[GRAPHIC OMITTED]



PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
---------------------------------------

Short Term Investments, Other Assets & Liabilities ....................  8.9%
Common Stocks ......................................................... 91.1%




[GRAPHIC OMITTED]


SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)
---------------------------------------

Real Estate ..........................................................  2.0%
Other ................................................................  7.7%
Banks and Savings & Loan ............................................. 17.8%
Consumer Products ....................................................  6.0%
Diversified Manufacturing ............................................  4.0%
Energy ...............................................................  6.7%
Technology ...........................................................  2.7%
Pharmaceutical and Health care .......................................  4.7%
Financial Services ................................................... 18.9%
Food/Beverage & Restaurant ...........................................  3.8%
Industrial ...........................................................  3.8%
Retailing ............................................................  3.9%
Insurance ............................................................ 18.0%



TOP 10 HOLDINGS
STOCK                                             SECTOR                                        % OF FUND NET ASSETS
----------------------------------------------------------------------------------------------------------------------
American Express Co.                              Financial Services                                      7.33%
American International Group, Inc.                Multi-Line Insurance                                    5.59%
Altria Group, Inc.                                Consumer Products                                       5.48%
Berkshire Hathaway Inc., Class A                  Property/Casualty Insurance                             4.24%
Citigroup Inc.                                    Financial Services                                      3.90%
Wells Fargo & Co.                                 Banks and Savings & Loan Associations                   3.74%
Tyco International Ltd.                           Diversified Manufacturing                               3.64%
HSBC Holdings PLC                                 Banks and Savings & Loan Associations                   3.55%
Sealed Air Corp.                                  Industrial                                              3.50%
Bank One Corp.                                    Banks and Savings & Loan Associations                   3.44%


DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS VALUE PORTFOLIO
PORTFOLIO ACTIVITY JANUARY 1, 2003 THROUGH DECEMBER 31, 2003
================================================================================

NEW POSITIONS ADDED (1/1/03-12/31/03)
(Highlighted positions are those greater than 0.99% of 12/31/03 total net assets)


                                                                                  DATE OF 1ST       % OF 12/31/03
SECURITY                                    SECTOR                                PURCHASE         FUND NET ASSETS
------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                     Electronics                           02/13/03                    -
AutoZone, Inc.                              Retailing                             12/10/03                   0.49%
Fifth Third Bancorp                         Banks and Savings & Loan
                                                 Associations                     08/13/03                   1.28%
H&R Block, Inc.                             Financial Services                    07/16/03                   1.15%
HCA Inc.                                    Pharmaceutical and Health Care        10/28/03                   0.98%
Heineken Holding NV, Class A                Food/Beverage & Restaurant            07/22/03                   0.45%
Lagardere S.C.A.                            Media                                 11/17/03                   1.26%
Novartis AG, Registered                     Pharmaceutical and Health Care        12/02/03                   0.51%
Occidental Petroleum Corp.                  Energy                                08/01/03                   0.91%
State Street Corp.                          Banks and Savings & Loan
                                                 Associations                     03/21/03                   0.30%
Takefuji Corp.                              Financial Services                    07/30/03                   0.51%


POSITIONS CLOSED (1/1/03-12/31/03)
(Gains and losses greater than $200,000 are highlighted)


                                                                                  DATE OF
SECURITY                                    SECTOR                                FINAL SALE         GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------
Albertson's, Inc.                           Retailing                             02/18/03          $   (455,193)
American Standard Cos. Inc.                 Building Materials                    04/03/03               (29,739)
Applied Materials, Inc.                     Electronics                           11/21/03               999,615
Avalonbay Communities, Inc.                 Real Estate                           07/18/03                (5,570)
BMC Software, Inc.                          Technology                            12/04/03              (471,508)
Dover Corp.                                 Diversified Manufacturing             12/22/03               211,446
J. C. Penney Co., Inc.                      Retailing                             02/13/03              (150,468)
Medco Health Solutions, Inc.                Pharmaceutical and Health Care        10/01/03                  (439)
RadioShack Corp.                            Retailing                             08/25/03               (90,410)
Safeway Inc.                                Retailing                             12/05/03            (2,552,902)
Tellabs, Inc.                               Telecommunications                    04/16/03            (2,582,079)
Travelers Property Casualty Corp., Class A  Property/Casualty Insurance           09/15/03               (67,135)
Travelers Property Casualty Corp., Class B  Property/Casualty Insurance           09/18/03              (177,590)


DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS VALUE PORTFOLIO
COMPARISON OF DAVIS VALUE PORTFOLIO AND STANDARD & POOR'S 500 STOCK INDEX
================================================================================

Average Annual Total Return for the Periods ended December 31, 2003.

-------------------------------------------------------------------------------
One Year ......................................................  29.76%

Life of Fund (July 1, 1999 through December 31, 2003)..........   1.98%
-------------------------------------------------------------------------------


$10,000 INVESTED AT COMMENCEMENT OF OPERATIONS. Let's say you invested $10,000 in Davis Value Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2003 the value of your investment would have grown to $10,923 - a 9.23% increase on your initial investment. For comparison, look at how the Standard & Poor's 500 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have been $8,602 - a 13.98% decrease.


[GRAPHIC CHART OMITTED]


--------------------------------------------------------------------------------
                                 S & P 500                          DVP
--------------------------------------------------------------------------------
  7/1/99                        $10,000.00                      $10,000.00
--------------------------------------------------------------------------------
12/31/99                        $10,706.00                      $10,263.57
--------------------------------------------------------------------------------
12/31/00                         $9,731.00                      $11,218.07
--------------------------------------------------------------------------------
12/31/01                         $8,579.00                      $10,052.32
--------------------------------------------------------------------------------
12/31/02                         $6,688.00                       $8,417.83
--------------------------------------------------------------------------------
12/31/03                          8,602.00                      $10,922.65
--------------------------------------------------------------------------------

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS FINANCIAL PORTFOLIO
PORTFOLIO HOLDINGS - AT DECEMBER 31, 2003
================================================================================


[GRAPHIC OMITTED]


PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
---------------------------------------

Short Term Investments, Other Assets & Liabilities ....................  6.9%
Common Stocks ......................................................... 93.1%



[GRAPHIC OMITTED]

SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)
---------------------------------------

Other .................................................................  9.4%
Banks and Savings & Loan .............................................. 19.8%
Diversified Maunufacturing ............................................  5.2%
Financial Services .................................................... 30.1%
Insurance ............................................................. 35.5%



TOP 10 HOLDINGS
STOCK                                             SECTOR                               % OF FUND NET ASSETS
-----------------------------------------------------------------------------------------------------------
American Express Co.                              Financial Services                                 9.14%
Transatlantic Holdings, Inc.                      Reinsurance                                        8.69%
American International Group, Inc.                Multi-Line Insurance                               5.07%
Tyco International Ltd.                           Diversified Manufacturing                          4.86%
Fifth Third Bancorp                               Banks and Savings & Loan Associations              4.28%
Citigroup Inc.                                    Financial Services                                 4.23%
Wells Fargo & Co.                                 Banks and Savings & Loan Associations              4.20%
Golden West Financial Corp.                       Banks and Savings & Loan Associations              3.89%
Loews Corp.                                       Financial Services                                 3.88%
Julius Baer Holding, Ltd. AG                      Investment Firms                                   3.84%

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS FINANCIAL PORTFOLIO
PORTFOLIO ACTIVITY - JANUARY 1, 2003 THROUGH DECEMBER 31, 2003
===============================================================================

NEW POSITIONS ADDED (1/1/03-12/31/03)
(Highlighted Positions are those greater than 2.50% of 12/31/03 total net assets)



                                                                                 DATE OF 1ST        % OF 12/31/03
SECURITY                                           SECTOR                        PURCHASE          FUND NET ASSETS
------------------------------------------------------------------------------------------------------------------
China Life Insurance Co., Ltd., ADR                Life Insurance                12/12/03                  0.70%
Commerce Bancorp, Inc.                             Banks and Savings & Loan
                                                     Associations                07/17/03                  3.04%
H&R Block, Inc.                                    Financial Services            06/18/03                  2.07%
Progressive Corp. (Ohio)                           Property/Casualty Insurance   01/23/03                  2.75%


POSITIONS CLOSED (1/1/03-12/31/03)
(Gains and losses greater than $50,000 are highlighted)


                                                                                 DATE OF
SECURITY                                           SECTOR                        FINAL SALE              GAIN/(LOSS)
--------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                  Banks and Savings & Loan
                                                     Associations                07/09/03            $  (332,715)
Lloyds TSB Group PLC                               Banks and Savings & Loan
                                                     Associations                11/25/03                (12,199)
Lloyds TSB Group PLC, ADR                          Banks and Savings & Loan
                                                     Associations                11/26/03                (39,279)
Principal Financial Group, Inc.                    Life Insurance                02/21/03                171,051
State Street Corp.                                 Banks and Savings & Loan
                                                     Associations                03/13/03                (59,433)
Sun Life Financial Inc.                            Life Insurance                02/18/03                (45,310)


DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS FINANCIAL PORTFOLIO
COMPARISON OF DAVIS FINANCIAL PORTFOLIO AND STANDARD & POOR'S 500 STOCK INDEX
================================================================================

Average Annual Total Return for the Periods ended December 31, 2003.

--------------------------------------------------------------------------------
One Year .......................................................      32.15%
Life of Fund (July 1, 1999 through December 31, 2003)............      4.09%
--------------------------------------------------------------------------------

$10,000 INVESTED AT COMMENCEMENT OF OPERATIONS. Let's say you invested $10,000 in Davis Financial Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2003 the value of your investment would have grown to $11,975 - a 19.75% increase on your initial investment. For comparison, look at how the Standard & Poor's 500 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have been $8,602 - a 13.98% decrease.


[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                 S & P 500                          DFP
--------------------------------------------------------------------------------
  7/1/99                        $10,000.00                      $10,000.00
--------------------------------------------------------------------------------
12/31/99                        $10,706.00                       $9,282.62
--------------------------------------------------------------------------------
12/31/00                         $9,731.00                      $12,157.43
--------------------------------------------------------------------------------
12/31/01                         $8,579.00                      $10,896.24
--------------------------------------------------------------------------------
12/31/02                         $6,688.00                       $9,061.29
--------------------------------------------------------------------------------
12/31/03                          8,602.00                      $11,974.80
--------------------------------------------------------------------------------

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS REAL ESTATE PORTFOLIO
PORTFOLIO HOLDINGS - AT DECEMBER 31, 2003
================================================================================


[GRAPHIC OMITTED]


PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
---------------------------------------

Short Term Investments, Preferred Stocks, Other Assets & Liabilities .....  6.4%
Common Stocks ............................................................ 93.6%


[GRAPHIC OMITTED]


SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)
---------------------------------------

Diversified ...........................................................  3.5%
Forestry ..............................................................  1.7%
Residential/Commercial Building .......................................  3.2%
Hotels & Lodging ......................................................  1.4%
REITS ................................................................. 90.2%



TOP 10 HOLDINGS
STOCK                                                SECTOR                            % OF FUND NET ASSETS
-----------------------------------------------------------------------------------------------------------
Centerpoint Properties Trust                         Industrial (REITS)                      7.10%
Chelsea Property Group, Inc.                         Outlet Centers (REITS)                  4.92%
Alexandria Real Estate Equities, Inc.                Office Space (REITS)                    3.88%
Developers Diversified Realty Corp.                  Shopping Centers (REITS)                3.82%
ProLogis                                             Industrial (REITS)                      3.65%
Vornado Realty Trust                                 Diversified (REITS)                     3.60%
General Growth Properties, Inc.                      Malls (REITS)                           3.55%
Plum Creek Timber Co., Inc.                          Forestry (REITS)                        3.40%
Liberty Property Trust                               Diversified (REITS)                     3.34%
Simon Property Group, Inc.                           Malls (REITS)                           3.30%

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS REAL ESTATE PORTFOLIO
PORTFOLIO ACTIVITY JANUARY 1, 2003 THROUGH DECEMBER 31, 2003
================================================================================

NEW POSITIONS ADDED (1/1/03-12/31/03)
(Highlighted positions are those greater than 2.50% of 12/31/03 total net assets)


                                                                                  DATE OF 1ST       % OF 12/31/03
SECURITY                                       SECTOR                             PURCHASE         FUND NET ASSETS
------------------------------------------------------------------------------------------------------------------
iStar Financial Inc.                           Financial Services (REITS)         09/15/03              2.44%
Rayonier Inc.                                  Forestry                           09/22/03              1.64%
Regency Centers Corp.                          Shopping Centers (REITS)           05/15/03              3.03%
Rouse Co.                                      Malls (REITS)                      01/10/03              2.23%
WCI Communities, Inc.                          Residential/Commercial Building    07/31/03              2.96%


POSITIONS CLOSED (1/1/03-12/31/03)
(Gains and losses greater than $20,000 are highlighted)


                                                                                  DATE OF
SECURITY                                       SECTOR                             FINAL SALE           GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------
Apartment Investment & Management Co.,
     9.00%, Series P, Cum. Conv. Pfd.          Apartments (REITS)                 07/17/03             $     (53)
Centerpoint Properties Trust, 8.48%,
     Series A, Cum. Pfd.                       Industrial (REITS)                 05/06/03                (1,295)
First Industrial Realty Trust, Inc.            Industrial (REITS)                 07/08/03               (24,718)


DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS REAL ESTATE PORTFOLIO
COMPARISON OF DAVIS REAL ESTATE PORTFOLIO, WILSHIRE REAL ESTATE SECURITIES
INDEX AND STANDARD & POOR'S 500 STOCK INDEX
================================================================================

Average Annual Total Return for the Periods ended December 31, 2003.

------------------------------------------------------------------------------
One Year ....................................................   36.79%
Life of Fund (July 1, 1999 through December 31, 2003)........   12.24%
------------------------------------------------------------------------------

$10,000 INVESTED AT COMMENCEMENT OF OPERATIONS. Let's say you invested $10,000 in Davis Real Estate Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2003 the value of your investment would have grown to $16,813 - a 68.13% increase on your initial investment. For comparison, the Wilshire Real Estate Securities Index and Standard and Poor's 500 Stock Index are also presented on the chart below.


[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                S & P 500      Wilshire Real Estate Index         DREP
--------------------------------------------------------------------------------
  7/1/99       $10,000.00             $10,000.00               $10,000.00
--------------------------------------------------------------------------------
12/31/99       $10,706.00              $9,075.00               $8,920.53
--------------------------------------------------------------------------------
12/31/00        $9,731.00             $11,863.75               $11,001.85
--------------------------------------------------------------------------------
12/31/01        $8,579.00             $13,103.51               $11,606.73
--------------------------------------------------------------------------------
12/31/02        $6,688.00             $13,452.06               $12,290.85
--------------------------------------------------------------------------------
12/31/03         8,602.00             $18,440.09               $16,812.61
--------------------------------------------------------------------------------


The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly into the index. The index used includes net dividends reinvested.

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO
DECEMBER 31, 2003

                                                                        VALUE
SHARES                                           SECURITY             (NOTE 1)
================================================================================
COMMON STOCK - (91.14%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (16.23%)
       365,500    Bank One Corp. ................................  $  16,663,145
       105,300    Fifth Third Bancorp............................      6,225,336
       142,200    Golden West Financial Corp. ...................     14,673,618
     1,099,257    HSBC Holdings PLC..............................     17,228,380
       133,600    Lloyds TSB Group PLC, ADR......................      4,348,680
        27,800    State Street Corp. ............................      1,447,824
       307,900    Wells Fargo & Co. .............................     18,132,231
                                                                   -------------
                                                                      78,719,214
                                                                   -------------
   BUILDING MATERIALS - (1.51%)
        77,700    Martin Marietta Materials, Inc. ...............      3,649,569
        77,300    Vulcan Materials Co. ..........................      3,677,161
                                                                   -------------
                                                                       7,326,730
                                                                   -------------
   BUSINESS SERVICES - (0.99%)
        94,400    D&B Corp.*.....................................      4,787,024
                                                                   -------------
   CONSUMER PRODUCTS - (5.48%)
       488,700    Altria Group, Inc. ............................     26,595,054
                                                                   -------------
   DIVERSIFIED MANUFACTURING - (3.64%)
       666,858    Tyco International Ltd. .......................     17,671,737
                                                                   -------------
   ELECTRONICS - (0.39%)
       618,800    Agere Systems Inc., Class A*...................      1,887,340
                                                                   -------------
   ENERGY - (6.15%)
       174,371    ConocoPhillips.................................     11,433,507
       155,000    Devon Energy Corp. ............................      8,875,300
       110,000    EOG Resources, Inc. ...........................      5,078,700
       104,600    Occidental Petroleum Corp. ....................      4,418,304
                                                                   -------------
                                                                      29,805,811
                                                                   -------------
   FINANCIAL SERVICES - (15.91%)
       736,900    American Express Co. ..........................     35,540,687
       389,833    Citigroup Inc. ................................     18,922,494
       100,700    H&R Block, Inc. ...............................      5,575,759
       162,800    Loews Corp. ...................................      8,050,460
        95,200    Moody's Corp. .................................      5,764,360
        69,200    Providian Financial Corp.*.....................        805,488
        53,400    Takefuji Corp. ................................      2,497,167
                                                                   -------------
                                                                      77,156,415
                                                                   -------------
   FOOD/BEVERAGE & RESTAURANT - (3.43%)
       144,000    Diageo PLC, ADR................................      7,611,840
        63,300    Heineken Holding NV, Class A ..................      2,163,749
        54,200    Hershey Foods Corp. ...........................      4,172,858


DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - CONTINUED
DECEMBER 31, 2003

                                                                       VALUE
SHARES                                           SECURITY            (NOTE 1)
================================================================================
COMMON STOCK - CONTINUED

   FOOD/BEVERAGE & RESTAURANT - CONTINUED
        84,100    Kraft Foods Inc., Class A.....................  $   2,709,702
                                                                  -------------
                                                                     16,658,149
                                                                  -------------
   HOTELS & MOTELS - (0.78%)
        82,300    Marriott International, Inc., Class A.........      3,802,260
                                                                  -------------
   INDUSTRIAL - (3.50%)
       313,800    Sealed Air Corp.*.............................     16,989,132
                                                                  -------------
   INSURANCE BROKERS - (0.87%)
       175,200    Aon Corp. ....................................      4,194,288
                                                                  -------------
   INVESTMENT FIRMS - (1.30%)
        63,800    Janus Capital Group Inc. .....................      1,046,958
        90,600    Morgan Stanley................................      5,243,022
                                                                  -------------
                                                                      6,289,980
                                                                  -------------
   LIFE INSURANCE - (0.55%)
        54,800    Principal Financial Group, Inc. ..............      1,812,236
        33,700    Sun Life Financial Inc. ......................        843,238
                                                                  -------------
                                                                      2,655,474
                                                                  -------------
   MEDIA - (1.64%)
       105,700    Lagardere S.C.A. .............................      6,095,500
        37,600    WPP Group PLC, ADR............................      1,855,936
                                                                  -------------
                                                                      7,951,436
                                                                  -------------
   MULTI-LINE INSURANCE - (5.59%)
       409,337    American International Group, Inc. ...........     27,130,856
                                                                  -------------
   PHARMACEUTICAL AND HEALTH CARE - (4.25%)
       100,100    Eli Lilly and Co. ............................      7,040,033
       110,900    HCA Inc. .....................................      4,764,264
        36,600    Merck & Co., Inc. ............................      1,690,920
        55,000    Novartis AG, Registered ......................      2,495,959
       131,160    Pfizer Inc. ..................................      4,633,883
                                                                  -------------
                                                                     20,625,059
                                                                  -------------
   PROPERTY/CASUALTY INSURANCE - (7.81%)
           244    Berkshire Hathaway Inc., Class A*.............     20,557,000
            42    Berkshire Hathaway Inc., Class B*.............        118,230
        24,200    Chubb Corp. ..................................      1,648,020
         1,700    Markel Corp.*.................................        430,967
       180,700    Progressive Corp. (Ohio)......................     15,104,713
                                                                  -------------
                                                                     37,858,930
                                                                  -------------
   PUBLISHING - (0.71%)
        38,400    Gannett Co., Inc. ............................      3,423,744
                                                                  -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - CONTINUED
DECEMBER 31, 2003

                                                                  VALUE
SHARES                            SECURITY                      (NOTE 1)
==========================================================================
COMMON STOCK - CONTINUED

   REAL ESTATE - (1.80%)
       116,300    Centerpoint Properties Trust.............  $   8,710,870
                                                             -------------
   REINSURANCE - (1.63%)
        97,650    Transatlantic Holdings, Inc. ............      7,890,120
                                                             -------------
   RETAILING - (3.58%)
        27,700    AutoZone, Inc.* .........................      2,360,317
       403,700    Costco Wholesale Corp.*..................     15,021,677
                                                             -------------
                                                                17,381,994
                                                             -------------
   TECHNOLOGY - (2.47%)
        97,800    Lexmark International, Inc.*.............      7,690,992
       156,600    Microsoft Corp. .........................      4,308,849
                                                             -------------
                                                                11,999,841
                                                             -------------
   TRANSPORTATION - (0.93%)
        60,600    United Parcel Service, Inc., Class B.....      4,517,730
                                                             -------------

                      Total Common Stock -
                        (identified cost $379,345,924)......   442,029,188
                                                             -------------


DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - CONTINUED
DECEMBER 31, 2003

                                                                                                      VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (8.55%)

$   11,659,000    Goldman, Sachs & Co. Joint Repurchase Agreement, 0.99%,
                     01/02/04, dated 12/31/03, repurchase value of $11,659,641
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $11,892,180)............................................ $   11,659,000
    18,156,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.03%,
                     01/02/04, dated 12/31/03, repurchase value of $18,157,039
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $18,519,120)............................................     18,156,000
    11,659,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.00%,
                     01/02/04, dated 12/31/03, repurchase value of $11,659,648
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $11,892,180)............................................     11,659,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $41,474,000)........     41,474,000
                                                                                                --------------



                  Total Investments - (99.69%) - (identified cost $420,819,924) - (a)..........    483,503,188
                  Other Assets Less Liabilities - (0.31%)......................................      1,499,206
                                                                                                --------------
                      Net Assets - (100%)...................................................... $  485,002,394
                                                                                                ==============

*Non-Income Producing Security.

 (a) Aggregate cost for Federal Income Tax purposes is $422,030,633. At December
31, 2003 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                  Unrealized appreciation...................................................... $   71,224,362
                  Unrealized depreciation......................................................     (9,751,807)
                                                                                                --------------
                        Net unrealized appreciation............................................ $   61,472,555
                                                                                                ==============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO
DECEMBER 31, 2003


                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (93.10%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (18.40%)
        46,600    Bank One Corp. ..............................................................  $   2,124,494
        41,100    Commerce Bancorp, Inc. ......................................................      2,165,148
        51,550    Fifth Third Bancorp..........................................................      3,047,636
        26,800    Golden West Financial Corp. .................................................      2,765,492
        50,800    Wells Fargo & Co. ...........................................................      2,991,612
                                                                                                 -------------
                                                                                                    13,094,382
                                                                                                 -------------
   BUSINESS SERVICES - (3.13%)
        44,000    D&B Corp.*...................................................................      2,231,240
                                                                                                 -------------
   CONSUMER PRODUCTS - (3.12%)
        40,800    Altria Group, Inc. ..........................................................      2,220,336
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (4.86%)
       130,500    Tyco International Ltd. .....................................................      3,458,250
                                                                                                 -------------
   FINANCIAL SERVICES - (23.25%)
       134,900    American Express Co. ........................................................      6,506,227
        25,150    Charles Schwab Corp. ........................................................        297,776
        62,000    Citigroup Inc. ..............................................................      3,009,480
        26,600    H&R Block, Inc. .............................................................      1,472,842
        55,800    Loews Corp. .................................................................      2,759,310
        35,400    Moody's Corp.  ..............................................................      2,143,470
        31,000    Providian Financial Corp.*...................................................        360,840
                                                                                                 -------------
                                                                                                    16,549,945
                                                                                                 -------------
   INDUSTRIAL - (2.55%)
        33,500    Sealed Air Corp.*............................................................      1,813,690
                                                                                                 -------------
   INSURANCE BROKERS - (1.55%)
        46,100    Aon Corp. ...................................................................      1,103,634
                                                                                                 -------------
   INVESTMENT FIRMS - (4.77%)
        40,400    Janus Capital Group Inc......................................................        662,964
         8,100    Julius Baer Holding, Ltd. AG.................................................      2,729,896
                                                                                                 -------------
                                                                                                     3,392,860
                                                                                                 -------------
   LIFE INSURANCE - (0.70%)
        15,100    China Life Insurance Co., Ltd., ADR*.........................................        497,847
                                                                                                 -------------
   MULTI-LINE INSURANCE - (5.07%)
        54,487    American International Group, Inc. ..........................................      3,611,398
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (13.67%)
             7    Berkshire Hathaway Inc., Class A*............................................        589,750
           855    Berkshire Hathaway Inc., Class B*............................................      2,406,825
        62,800    Cincinnati Financial Corp. ..................................................      2,619,702
        20,200    FPIC Insurance Group, Inc.*..................................................        507,828
         6,500    Markel Corp.*................................................................      1,647,815

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO - CONTINUED
DECEMBER 31, 2003


                                                                                                      VALUE
SHARES/PRINCIPAL                                 SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - CONTINUED

   PROPERTY/CASUALTY INSURANCE - CONTINUED
        23,400    Progressive Corp. (Ohio) ....................................................  $   1,956,006
                                                                                                 -------------
                                                                                                     9,727,926
                                                                                                 -------------
   REINSURANCE - (12.03%)
        28,100    Everest Re Group, Ltd. ......................................................      2,377,260
        76,550    Transatlantic Holdings, Inc. ................................................      6,185,240
                                                                                                 -------------
                                                                                                     8,562,500
                                                                                                 -------------

                      Total Common Stock - (identified cost $55,835,602).......................     66,264,008
                                                                                                 -------------

SHORT TERM INVESTMENTS - (6.63%)

$    1,327,000    Goldman, Sachs & Co. Joint Repurchase Agreement, 0.99%,
                     01/02/04, dated 12/31/03, repurchase value of $1,327,073
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $1,353,540).............................................     1,327,000
     2,066,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.03%,
                     01/02/04, dated 12/31/03, repurchase value of $2,066,118
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $2,107,320).............................................     2,066,000
     1,327,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.00%,
                     01/02/04, dated 12/31/03, repurchase value of $1,327,074
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $1,353,540).............................................     1,327,000
                                                                                                 -------------

                           Total Short Term Investments - (identified cost $4,720,000).........      4,720,000
                                                                                                 -------------

                  Total Investments - (99.73%) - (identified cost $60,555,602) - (a)...........     70,984,008
                  Other Assets Less Liabilities - (0.27%)......................................        195,223
                                                                                                 -------------
                      Net Assets - (100%)......................................................  $  71,179,231
                                                                                                 =============


*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $60,902,846. At December 31, 2003 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation......................................................  $  11,991,859
                  Unrealized depreciation......................................................     (1,910,697)
                                                                                                 -------------
                        Net unrealized appreciation............................................  $  10,081,162
                                                                                                 =============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO
DECEMBER 31, 2003


                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (93.64%)

   APARTMENTS (REITS) - (13.63%)
        25,800    Archstone-Smith Trust........................................................  $     721,884
        24,200    Avalonbay Communities, Inc. .................................................      1,156,760
           100    Equity Residential...........................................................          2,951
        17,000    Essex Property Trust, Inc. ..................................................      1,091,740
        21,000    Home Properties of New York, Inc. ...........................................        848,190
        54,200    United Dominion Realty Trust, Inc. ..........................................      1,040,640
                                                                                                 -------------
                                                                                                     4,862,165
                                                                                                 -------------
   DIVERSIFIED - (3.30%)
        33,166    Catellus Development Corp. (reclassified to a REIT effective 01/01/04) ......        799,964
         7,900    Forest City Enterprises, Inc., Class A.......................................        375,329
                                                                                                 -------------
                                                                                                     1,175,293
                                                                                                 -------------
   DIVERSIFIED (REITS) - (10.17%)
        37,200    Duke Realty Corp. ...........................................................      1,153,200
        30,600    Liberty Property Trust.......................................................      1,190,340
        23,431    Vornado Realty Trust.........................................................      1,282,847
                                                                                                 -------------
                                                                                                     3,626,387
                                                                                                 -------------
   FINANCIAL SERVICES (REITS) - (2.44%)
        22,400    iStar Financial Inc. ........................................................        871,360
                                                                                                 -------------
   FORESTRY - (1.64%)
        14,082    Rayonier Inc. (reclassified to a REIT effective 01/01/04)....................        584,544
                                                                                                 -------------
   FORESTRY (REITS) - (3.40%)
        39,800    Plum Creek Timber Co., Inc. .................................................      1,211,910
                                                                                                 -------------
   HOTELS & LODGING - (1.28%)
        12,700    Starwood Hotels & Resorts Worldwide, Inc. ...................................        456,819
                                                                                                 -------------
   INDUSTRIAL (REITS) - (10.75%)
        33,800    Centerpoint Properties Trust.................................................      2,531,620
        40,600    ProLogis.....................................................................      1,302,854
                                                                                                 -------------
                                                                                                     3,834,474
                                                                                                 -------------
   MALLS (REITS) - (11.00%)
        12,100    CBL & Associates Properties, Inc. ...........................................        683,650
        45,642    General Growth Properties, Inc. ..........................................         1,266,565
        16,900    Rouse Co. ................................................................           794,300
        25,400    Simon Property Group, Inc. ..................................................      1,177,036
                                                                                                 -------------
                                                                                                     3,921,551
                                                                                                 -------------
   OFFICE SPACE (REITS) - (18.80%)
        23,900    Alexandria Real Estate Equities, Inc. .......................................      1,383,810
        34,000    Arden Realty, Inc. ..........................................................      1,031,560
         7,900    Boston Properties, Inc. .....................................................        380,701
        37,500    CarrAmerica Realty Corp. ....................................................      1,116,750

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO - CONTINUED
DECEMBER 31, 2003


                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - CONTINUED

   OFFICE SPACE (REITS) - CONTINUED
        17,900    Corporate Office Properties Trust............................................  $     375,900
        30,623    Equity Office Properties Trust...............................................        877,349
        10,700    Parkway Properties, Inc. ....................................................        445,120
        26,670    SL Green Realty Corp. .......................................................      1,094,804
                                                                                                 -------------
                                                                                                     6,705,994
                                                                                                 -------------
   OUTLET CENTERS (REITS) - (4.92%)
        32,000    Chelsea Property Group, Inc. ................................................      1,753,920
                                                                                                 -------------
   RESIDENTIAL/COMMERCIAL BUILDING - (2.96%)
        51,300    WCI Communities, Inc.* ......................................................      1,057,293
                                                                                                 -------------
   SHOPPING CENTERS (REITS) - (9.35%)
        40,625    Developers Diversified Realty Corp. .........................................      1,363,781
        19,900    Kimco Realty Corp. ..........................................................        890,525
        27,100    Regency Centers Corp. .......................................................      1,079,935
                                                                                                 -------------
                                                                                                     3,334,241
                                                                                                 -------------

                    Total Common Stock - (identified cost $26,873,520).........................     33,395,951
                                                                                                 -------------

PREFERRED STOCK - (0.34%)

   APARTMENTS (REITS) - (0.34%)
         2,000    Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ........................         66,250
         1,600    Equity Residential, 8.60%, Series D, Cum. Pfd. ..............................         44,728
           400    Equity Residential, 9.125%, Series C, Cum. Pfd. .............................         11,078
                                                                                                 -------------

                    Total Preferred Stock - (identified cost $113,921).........................        122,056
                                                                                                 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO - CONTINUED
DECEMBER 31, 2003



                                                                                                      VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (5.56%)

$      557,000    Goldman, Sachs & Co. Joint Repurchase Agreement, 0.99%,
                     01/02/04, dated 12/31/03, repurchase value of $557,031
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $568,140).............................................   $     557,000
       867,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.03%,
                     01/02/04, dated 12/31/03, repurchase value of $867,050
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $884,340)..............................................        867,000
       557,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.00%,
                     01/02/04, dated 12/31/03, repurchase value of $557,031
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $568,140)..............................................        557,000
                                                                                                 -------------

                           Total Short Term Investments - (identified cost $1,981,000).........      1,981,000
                                                                                                 -------------

                  Total Investments - (99.54%) - (identified cost $28,968,441) - (a)...........     35,499,007
                  Other Assets Less Liabilities - (0.46%)......................................        164,258
                                                                                                 -------------
                      Net Assets - (100%)......................................................  $  35,663,265
                                                                                                 =============

*Non-Income Producing Security.

 (a) Aggregate cost for Federal Income Tax purposes is $28,977,852. At December
31, 2003 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                  Unrealized appreciation......................................................  $   6,525,056
                  Unrealized depreciation......................................................         (3,901)
                                                                                                 -------------
                        Net unrealized appreciation............................................  $   6,521,155
                                                                                                 =============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
At December 31, 2003


==============================================================================================================
                                                                                             DAVIS
                                                          DAVIS             DAVIS             REAL
                                                          VALUE            FINANCIAL         ESTATE
                                                         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                         ---------         ---------        ---------
ASSETS:
   Investments in securities, at value
     * (see accompanying Schedules
     of Investments)..............................    $   483,503,188    $   70,984,008   $   35,499,007
   Cash...........................................            108,624             6,914           36,316
   Receivables:
     Dividends and interest.......................            787,275           102,337          162,751
     Capital stock sold...........................          1,577,482           153,945            2,089
     Investment securities sold...................             -                  -               32,976
   Prepaid expenses...............................              1,548             -                 -
                                                      ---------------    --------------   --------------
                             Total assets.........        485,978,117        71,247,204       35,733,139
                                                      ---------------    --------------   --------------
LIABILITIES:
   Payables:
     Capital stock reacquired.....................             99,702             4,452           34,240
     Investment securities purchased..............            510,521             -                 -
   Accrued expenses...............................             40,097            16,336           11,578
   Accrued management fees........................            325,403            47,185           24,056
                                                      ---------------    --------------   --------------
                             Total liabilities....            975,723            67,973           69,874
                                                      ---------------    --------------   --------------

NET ASSETS .......................................    $   485,002,394    $   71,179,231   $   35,663,265
                                                      ===============    ==============   ==============

SHARES OUTSTANDING (NOTE 4).......................         45,895,916         6,103,755        2,648,014
                                                      ===============    ==============   ==============

NET ASSET VALUE, offering and
     redemption price per share (Net
     Assets / Shares Outstanding).................        $     10.57        $    11.66       $    13.47
                                                          ===========        ==========       ==========

NET ASSETS CONSIST OF:
   Par value of shares of capital stock...........    $        45,896    $        6,104   $        2,648
   Additional paid-in capital.....................        456,263,651        62,114,230       29,139,461
   Undistributed net investment income (loss).....             (5,314)            6,114             -
   Accumulated net realized losses from
     investments and foreign currency transactions        (33,985,103)       (1,376,974)          (9,410)
   Net unrealized appreciation on investments and
     foreign currency transactions................         62,683,264        10,429,757        6,530,566
                                                      ---------------    --------------   --------------
                                                      $   485,002,394    $   71,179,231   $   35,663,265
                                                      ===============    ==============   ==============



* Including repurchase agreements of $41,474,000, $4,720,000 and $1,981,000 for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, respectively, and cost of $420,819,924, $60,555,602 and $28,968,441 for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF OPERATIONS
For the year ended December 31, 2003


==============================================================================================================
                                                                                                     DAVIS
                                                            DAVIS               DAVIS                REAL
                                                            VALUE              FINANCIAL            ESTATE
                                                         PORTFOLIO             PORTFOLIO           PORTFOLIO
                                                         ---------             ---------           ---------
INVESTMENT  INCOME:
Income:
   Dividends*.....................................     $    5,874,217       $      610,353      $    1,170,369
   Interest.......................................            291,280               30,774              17,950
                                                       ---------------      ---------------     --------------
       Total income...............................          6,165,497              641,127           1,188,319
                                                       ---------------      ---------------     --------------
Expenses:
   Management fees (Note 2).......................          2,684,022              349,711             189,005
   Custodian fees.................................            123,764               25,245              19,012
   Transfer agent fees............................             13,203               10,839              10,663
   Audit fees.....................................             12,000                8,400               8,400
   Accounting fees (Note 2).......................              6,000                6,000               6,000
   Legal fees.....................................             10,266                1,204                 887
   Reports to shareholders........................             33,769                1,873               1,088
   Directors' fees and expenses...................             55,477                7,286               3,955
   Registration and filing fees...................              6,108                1,171                 878
   Miscellaneous..................................              5,661                7,261               6,628
                                                       ---------------      ---------------     ---------------
       Total expenses.............................          2,950,270              418,990             246,516
       Expenses paid indirectly (Note 5)..........                (77)                 (25)                (24)
                                                       ---------------      ---------------     ---------------
       Net expenses...............................          2,950,193              418,965             246,492
                                                       ---------------      ---------------     ---------------
         Net investment income....................          3,215,304              222,162             941,827
                                                       ---------------      ---------------     ---------------

REALIZED  AND  UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
     Investment transactions......................         (7,002,691)            (378,630)            966,089
     Foreign currency transactions................            (31,740)              (1,973)             -
   Net change in unrealized appreciation
     (depreciation) of investments and foreign
     currency transactions........................        104,044,100           14,533,880           6,265,053
                                                       ---------------      ---------------     ---------------
   Net realized and unrealized gain on
     investments and foreign currency.............         97,009,669           14,153,277           7,231,142
                                                       ---------------      ---------------     ---------------
       Net increase in net assets resulting
         from operations..........................     $  100,224,973       $   14,375,439      $    8,172,969
                                                       ===============      ===============     ===============

*Net of foreign taxes withheld as follows.........           $101,549               $7,165              -



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2003


================================================================================



                                                                                             DAVIS
                                                           DAVIS             DAVIS           REAL
                                                           VALUE           FINANCIAL        ESTATE
                                                         PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                         ---------         ---------       ---------
OPERATIONS:
    Net investment income.......................       $    3,215,304    $     222,162     $    941,827
    Net realized gain (loss) from investment
      and foreign currency transactions.........           (7,034,431)        (380,603)         966,089
    Net change in unrealized appreciation
      (depreciation) of investments and foreign
      currency transactions.....................          104,044,100       14,533,880        6,265,053
                                                       --------------    -------------     ------------
    Net increase in net assets resulting
      from operations...........................          100,224,973       14,375,439        8,172,969

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income.......................           (3,188,878)        (215,570)      (1,245,232)
    Realized gains from investment transactions.              -                 -              (596,951)


CAPITAL SHARE TRANSACTIONS
    (NOTE 4)....................................          104,927,119       25,310,603       10,526,271
                                                       --------------    -------------     ------------

Total increase in net assets....................          201,963,214       39,470,472       16,857,057

NET ASSETS:
    Beginning of year...........................          283,039,180       31,708,759       18,806,208
                                                       --------------    -------------     ------------
    End of year (Including undistributed net
      investment income (loss) of $(5,314) and
      $6,114 for Davis Value Portfolio and
      Davis Financial Portfolio, respectively)..       $  485,002,394    $  71,179,231     $ 35,663,265
                                                       ==============    =============     ============














SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2002


================================================================================



                                                                                             DAVIS
                                                           DAVIS             DAVIS           REAL
                                                           VALUE           FINANCIAL        ESTATE
                                                         PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                         ---------         ---------       ---------
OPERATIONS:
    Net investment income.......................        $   1,990,225     $     85,894    $    570,931
    Net realized gain (loss) from investment
      and foreign currency transactions.........          (19,267,559)         131,045         (21,232)
    Net change in unrealized appreciation
      (depreciation) of investments.............          (34,278,032)      (4,983,122)       (144,949)
                                                        -------------     ------------    ------------
    Net increase (decrease) in net assets resulting
      from operations...........................          (51,555,366)      (4,766,183)        404,750

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income.......................           (1,990,246)         (81,866)       (570,931)
    Return of capital ..........................             (231,807)          -             (200,589)

CAPITAL SHARE TRANSACTIONS
    (NOTE 4)....................................           57,858,147       11,970,166       9,144,312
                                                        -------------     ------------    ------------

Total increase in net assets....................            4,080,728        7,122,117       8,777,542

NET ASSETS:
    Beginning of year...........................          278,958,452       24,586,642      10,028,666
                                                        -------------     ------------    ------------
    End of year (Including undistributed net
      investment income of $1,495 for
      Davis Financial Portfolio)................        $ 283,039,180     $ 31,708,759    $ 18,806,208
                                                        =============     ============    ============










SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2003
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Davis Variable Account Fund, Inc. consists of three series of Funds, Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio (collectively "the Funds"). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Shares of the Funds may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Funds account separately for the assets, liabilities and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

     Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At December 31, 2003, Davis Value Portfolio and Davis Financial Portfolio had approximately $2,044,000 and $51,000, respectively, of post October 2003 losses available to offset future capital gains if any, which expire in 2012. At December 31, 2003, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

                                             DAVIS                 DAVIS
                                             VALUE               FINANCIAL
                                           PORTFOLIO             PORTFOLIO
                                           ---------             ---------
           EXPIRING
           12/31/2009                 $    6,568,000          $   650,000
           12/31/2010                     19,386,000                -
           12/31/2011                      4,776,000              328,000
                                      --------------          -----------
           TOTAL                      $   30,730,000          $   978,000


F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2003, for Davis Value Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment income of $31,740 and a corresponding decrease in accumulated net realized loss; for Davis Financial Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment income of $1,973 and a corresponding decrease in accumulated net realized loss; for Davis Real Estate Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment loss of $303,405, a decrease in accumulated net realized gain of $217,824 and a decrease in paid in capital of $85,581.

The tax character of distributions paid during the years ended December 31, 2003 and 2002, was as follows:


                                         Ordinary      Long-Term         Return
                                           Income     Capital Gain     of Capital         Total
                                        -----------  --------------   -------------      --------
Davis Value Portfolio
    2003.............................    $3,188,878   $       -        $     -         $ 3,188,878
    2002.............................     1,990,246           -          231,807         2,222,053

Davis Financial Portfolio
    2003.............................       215,570           -              -             215,570
    2002.............................        81,866           -              -              81,866

Davis Real Estate Portfolio
    2003.............................     1,027,407        814,776           -           1,842,183
    2002.............................       570,931           -          200,589           771,520



As of December 31, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:


                                                                                           DAVIS
                                                          DAVIS          DAVIS             REAL
                                                          VALUE        FINANCIAL          ESTATE
                                                       PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                     -------------   ------------       ------------
   Undistributed net investment income............   $      -        $      6,114       $    -
   Accumulated net realized loss from investments
     and foreign currency transactions............     (32,779,708)    (1,029,730)           -
   Net unrealized appreciation on investments.....      61,472,555     10,082,513         6,521,155
                                                     -------------   ------------       -----------
       Total......................................   $  28,692,847   $  9,058,897       $ 6,521,155
                                                     =============   ============       ===========

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003

================================================================================

NOTE 2 - INVESTMENT ADVISORY FEES

     The fee for each of the Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio is 0.75% of the respective Fund's average annual net assets.

     State Street Bank and Trust Company ("State Street Bank") is the Funds' primary transfer agent. Davis Advisors (the "Adviser") is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2003 was $56 for Davis Value Portfolio, $34 for Davis Financial Portfolio and $31 for Davis Real Estate Portfolio. State Street Bank is the Funds' primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2003 for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio amounted to $6,000 for each portfolio. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

     Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2003 were as follows:


                                                  DAVIS             DAVIS             DAVIS
                                                  VALUE           FINANCIAL         REAL ESTATE
                                                PORTFOLIO         PORTFOLIO          PORTFOLIO
                                            ---------------   ---------------    ----------------
        Cost of purchases................   $  113,370,092    $   26,650,186     $    13,520,813
        Proceeds of sales................   $   24,044,071    $    4,341,300     $     5,230,828


DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003

================================================================================

NOTE 4 - CAPITAL STOCK

    At December 31, 2003, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:


                                                                                       YEAR ENDED
                                                                                   DECEMBER 31, 2003
                                                             ---------------------------------------------------------
                                                                  DAVIS                 DAVIS                DAVIS
                                                                  VALUE                FINANCIAL          REAL ESTATE
                                                                PORTFOLIO              PORTFOLIO           PORTFOLIO
                                                                ---------              ---------           ---------
Shares sold...............................................     13,746,849             2,921,413              1,477,124
Shares issued in reinvestment of distributions............        301,691                18,520                144,561
                                                             ------------           -----------           ------------
                                                               14,048,540             2,939,933              1,621,685
Shares redeemed...........................................     (2,661,937)             (420,309)              (766,305)
                                                             ------------           -----------           ------------
      Net increase........................................     11,386,603             2,519,624                855,380
                                                             ============           ===========           ============

Proceeds from shares sold.................................   $124,904,118           $29,024,533           $ 17,872,635
Proceeds from shares issued in
    reinvestment of distributions.........................      3,188,877               215,570              1,842,181
                                                             ------------           -----------           ------------
                                                              128,092,995            29,240,103             19,714,816
Cost of shares redeemed...................................    (23,165,876)           (3,929,500)            (9,188,545)
                                                             ------------           -----------           ------------
      Net increase........................................   $104,927,119           $25,310,603           $ 10,526,271
                                                             ============           ===========           ============





                                                                                        YEAR ENDED
                                                                                    DECEMBER 31, 2002
                                                                     -----------------------------------------------

                                                                       DAVIS             DAVIS              DAVIS
                                                                       VALUE           FINANCIAL         REAL ESTATE
                                                                     PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                     ---------         ---------          ---------
Shares sold...............................................            11,607,393       2,012,142         1,636,694
Shares issued in reinvestment of distributions............               271,582           9,314            72,310
                                                                    ------------     -----------       -----------
                                                                      11,878,975       2,021,456         1,709,004
Shares redeemed...........................................            (5,621,026)       (741,759)         (885,445)
                                                                    ------------     -----------       -----------
      Net increase........................................             6,257,949       1,279,697           823,559
                                                                    ============     ===========       ===========

Proceeds from shares sold.................................          $104,119,645     $19,041,472       $17,682,748
Proceeds from shares issued in
    reinvestment of distributions.........................             2,222,053          81,866           771,520
                                                                    ------------     -----------       -----------
                                                                     106,341,698      19,123,338        18,454,268
Cost of shares redeemed...................................           (48,483,551)     (7,153,172)       (9,309,956)
                                                                    ------------     -----------       -----------
      Net increase........................................          $ 57,858,147     $11,970,166       $ 9,144,312
                                                                    ============     ===========       ===========


NOTE 5 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, each Fund's custodian fee is reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $77, $25 and $24 for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, respectively, during the year ended December 31, 2003.

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS VALUE PORTFOLIO

================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:



                                                                                                       JULY 1, 1999
                                                                                                      (COMMENCEMENT
                                                           YEAR ENDED DECEMBER 31,                    OF OPERATIONS)
                                               ---------------------------------- -----------             THROUGH
                                               2003            2002         2001          2000       DECEMBER 31, 1999
                                               ----            ----         ----          ----       -----------------

Net Asset Value, Beginning of Period...... $     8.20       $     9.87   $    11.06   $    10.25         $    10.00
                                           ----------       ----------   ----------   ----------         ----------

Income (Loss) From Investment Operations
----------------------------------------
 Net Investment Income....................       0.07             0.06         0.04         0.03               0.01
 Net Realized and Unrealized
    Gains (Losses)........................       2.37            (1.66)       (1.19)        0.92               0.25
                                           ----------       ----------   ----------   ----------         ----------
    Total From Investment Operations......       2.44            (1.60)       (1.15)        0.95               0.26

Dividends and Distributions
---------------------------
 Dividends from Net Investment Income.....      (0.07)           (0.06)       (0.04)       (0.03)             (0.01)
 Return of Capital........................       -               (0.01)           -(3)         -(3)               -(3)
 Distributions from Realized Gains........       -                -               -        (0.11)                 -
                                           ----------       ----------   ----------   ----------         ----------
    Total Dividends and Distributions.....      (0.07)           (0.07)       (0.04)       (0.14)             (0.01)
                                           ----------       ----------   ----------   ----------         ----------

Net Asset Value, End of Period............ $    10.57       $     8.20   $     9.87   $    11.06         $    10.25
                                           ==========       ==========   ==========   ==========         ==========

Total Return(1)...........................      29.76%          (16.26)%     (10.39)%       9.30%              2.64%
------------

Ratios/Supplemental Data
------------------------
 Net Assets, End of Period (000 omitted).. $  485,002       $  283,039   $  278,958   $  120,209         $   12,668
 Ratio of Expenses to Average Net Assets..       0.82%            0.83%        0.87%        1.00%(4)           1.00%*(4)
 Ratio of Net Investment Income to
    Average Net Assets....................       0.90%            0.70%        0.55%        0.73%              0.43%*
 Portfolio Turnover Rate(2)...............          7%              24%          18%          10%                 5%



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.


(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.01% and 2.29% for 2000 and 1999, respectively.

*   Annualized


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL PORTFOLIO

================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:



                                                                                                    JULY 1, 1999
                                                                                                    (COMMENCEMENT
                                                        YEAR ENDED DECEMBER 31,                    OF OPERATIONS)
                                               --------------------------------------------            THROUGH
                                               2003        2002          2001          2000      DECEMBER 31, 1999
                                               ----        ----          ----          ----      -----------------
Net Asset Value, Beginning of Period....   $     8.85   $    10.67     $    11.91    $     9.26      $    10.00
                                           ----------   ----------     ----------    ----------      ----------

Income (Loss) From Investment Operations
----------------------------------------
 Net Investment Income..................         0.04         0.02           -             0.01            0.02
 Net Realized and Unrealized
    Gains (Losses)......................         2.81        (1.82)         (1.24)         2.84           (0.74)
                                           ----------   ----------     ----------    ----------      ----------
    Total From Investment Operations....         2.85        (1.80)         (1.24)         2.85           (0.72)

Dividends and Distributions
---------------------------
 Dividends from Net Investment Income...        (0.04)       (0.02)          -(3)         (0.01)          (0.02)
 Return of Capital......................         -            -              -(3)             -(3)            -(3)
 Distributions from Realized Gains......         -            -              -            (0.19)              -
                                           ----------   ----------     ----------    ----------      ----------
    Total Dividends and Distributions...        (0.04)       (0.02)          -            (0.20)          (0.02)
                                           ----------   ----------     ----------    ----------      ----------
Net Asset Value, End of Period..........   $    11.66   $     8.85     $    10.67    $    11.91      $     9.26
                                           ==========   ==========     ==========    ==========      ==========

Total Return(1).........................        32.15%      (16.84)%       (10.37)%       30.97%         (7.17)%
------------

Ratios/Supplemental Data
------------------------
 Net Assets, End of Period (000 omitted)      $71,179      $31,709        $24,587       $14,770          $3,471
 Ratio of Expenses to Average Net Assets         0.90%        0.99%         1.00%(4)       1.00%(4)       1.02%*(4,5)
 Ratio of Net Investment Income to
    Average Net Assets..................         0.48%        0.32%         0.04%          0.18%          0.76%*
 Portfolio Turnover Rate(2).............           10%          23%           24%            26%              9%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.04%, 1.55% and 4.26% for 2001, 2000 and 1999, respectively.

(5) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 1999.

*   Annualized


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE PORTFOLIO

================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:



                                                                                                      JULY 1, 1999
                                                                                                     (COMMENCEMENT
                                                          YEAR ENDED DECEMBER 31,                    OF OPERATIONS)
                                                -------------------------------------------------        THROUGH
                                               2003          2002          2001           2000      DECEMBER 31, 1999
                                               ----          ----          ----           ----      -----------------
Net Asset Value, Beginning of Period....   $    10.49    $    10.35     $    10.38    $     8.71       $    10.00
                                           ----------    ----------     ----------    ----------       ----------

Income (Loss) From Investment Operations
----------------------------------------
 Net Investment Income..................         0.44          0.36           0.36          0.33             0.18
 Net Realized and Unrealized
    Gains (Losses)......................         3.34          0.25           0.19          1.67            (1.26)
                                           ----------    ----------     ----------    ----------       ----------
    Total From Investment Operations....         3.78          0.61           0.55          2.00            (1.08)

Dividends and  Distributions
----------------------------
 Dividends from Net Investment Income...        (0.55)        (0.36)         (0.36)        (0.33)           (0.18)
 Return of Capital......................         -            (0.11)         (0.07)         -               (0.03)
 Distributions from Realized Gains......        (0.25)         -             (0.11)         -                -
  Distributions in Excess of Net
    Investment Income...................         -             -             (0.04)         -                -
                                           ----------    ----------     ----------    ----------       ----------
    Total Dividends and Distributions...        (0.80)        (0.47)         (0.58)        (0.33)           (0.21)
                                           ----------    ----------     ----------    ----------       ----------

Net Asset Value, End of Period..........   $    13.47    $    10.49     $    10.35    $    10.38       $     8.71
                                           ==========    ==========     ==========    ==========       ==========

Total Return(1).........................        36.79%         5.89%          5.50%        23.33%         (10.79)%
------------

Ratios/Supplemental Data
------------------------
 Net Assets, End of Period (000 omitted)      $35,663       $18,806        $10,029        $4,853             $610
 Ratio of Expenses to Average Net Assets         0.98%         1.00%(3)       1.00%(3)      1.07%(3,4)       1.21%*(3,4)
 Ratio of Net Investment Income to
    Average Net Assets..................         3.74%         3.54%          3.70%         4.31%            4.41%*
 Portfolio Turnover Rate(2).............           22%           52%            45%           16%              21%



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.10%, 1.39%, 3.15% and 11.91% for 2002, 2001, 2000 and 1999, respectively.

(4) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 2000 and 1999.

*   Annualized


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
INDEPENDENT AUDITORS' REPORT

================================================================================

To the Shareholders and Board of Directors of Davis Variable Account Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio (comprising the Davis Variable Account Fund, Inc.), including the schedules of investments as of December 31, 2003 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from July 1, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio as of December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from July 1, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.




/s/ KPMG LLP

Denver, Colorado
February 6, 2004

DAVIS VARIABLE ACCOUNT FUND, INC.
INCOME TAX INFORMATION (UNAUDITED)
December 31, 2003

================================================================================

    The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year ended 2003 with their 2003 Form 1099-DIV.

DAVIS VALUE PORTFOLIO

    Income dividends paid by the Fund during the calendar year ended 2003 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

    For the calendar year ended 2003 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $3,188,878 as qualified dividend income.


DAVIS FINANCIAL PORTFOLIO

    Income dividends paid by the Fund during the calendar year ended 2003 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

    For the calendar year ended 2003 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $215,570 as qualified dividend income.


DAVIS REAL ESTATE PORTFOLIO

    During the calendar year ended 2003 the Fund declared and paid long-term capital gain distributions in the amount of $814,776.

    Dividends paid by the Fund during the calendar year ended 2003, which are not designated as capital gain distributions, should be multiplied by 20% to arrive at the net amount eligible for the corporate dividend-received deduction.

    For the calendar year ended 2003 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $184,821 as qualified dividend income.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).



                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President of Bass &            11         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City
                                                   Treasurer, City of
                                                   Chicago; and Executive
                                                   Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                11         Director, Mid-Atlantic Realty
(born 9/9/42)                       since 1986     Officer, World Total                      Trust (real estate investment
                                                   Return Fund, LLLP; Of                     trust), Legg Mason Trust
                                                   Counsel to Gordon,                        (asset management company)
                                                   Feinblatt, Rothman,                       and Rodney Trust Company
                                                   Hoffberger and                            (Delaware); Trustee, College
                                                   Hollander, LLC (law                       of Notre Dame of Maryland,
                                                   firm).                                    McDonogh School and other
                                                                                             public charities, private
                                                                                             foundations and businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               11         Markel Corporation.
(born 12/16/61)                     since 2004     Officer, Markel
                                                   Corporation
                                                   (insurance company).



JERRY D. GEIST     Director         director       Chairman, Santa Fe             11         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering); Energy and
                                                   (energy project                           Technology Ltd., Investment
                                                   development); Retired                     Committee for Microgeneration
                                                   Chairman and                              Technology Fund, UTECH Funds.
                                                   President, Public
                                                   Service Company of New
                                                   Mexico.


DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================



                                                        DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  11         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), Novellus
                                                                                             Systems, Inc. (semi-conductor
                                                                                             manufacturer) and
                                                                                             LogicVision, Inc.
                                                                                             (semi-conductor software
                                                                                             company).

G. BERNARD         Director         director       Managing General               11         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            11         none
MORGENTHAU                          since 2002     Capital Management LLC
(born 3/22/57)                                     (an investment
                                                   management firm) since
                                                   June 2002; President
                                                   of Asset Management
                                                   Group of Bank of
                                                   America (an investment
                                                   management firm) from
                                                   2001 until 2002; prior
                                                   to that a managing
                                                   director and global
                                                   head of marketing and
                                                   distribution for
                                                   Lazard Asset
                                                   Management (an
                                                   investment management
                                                   firm) for ten years.


THEODORE B.        Director         director       Chairman, of John              11         Mayor of the Incorporated
SMITH, JR.                          since 1994     Hassall, Inc.                             Village of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.



DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED



                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of             11         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 15         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of four
                                                   Financial Officer of                      portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative Officer                    Iron Company, N.V.
                                                   of Crate & Barrel                         (industrial construction and
                                                   (home furnishings                         engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         11         Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research,                          Funds six portfolios (mutual
                                                   Chairman of U.S.                          fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              15         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of four
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                15         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of four
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and
                                                   Selected Fund;
                                                   Chairman and Chief
                                                   Executive Officer,
                                                   Davis Selected
                                                   Advisers, L.P., and
                                                   also serves as an
                                                   executive officer in
                                                   certain companies
                                                   affiliated with the
                                                   Adviser, including
                                                   sole member of the
                                                   Adviser's general
                                                   partner, Davis
                                                   Investments, LLC;
                                                   Employee of Shelby
                                                   Cullom Davis & Co.
                                                   (registered
                                                   broker/dealer).


* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                        DAVIS VARIABLE ACCOUNT FUND, INC.
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
================================================================================

          DIRECTORS                   OFFICERS
          Wesley E. Bass, Jr.         Jeremy H. Biggs
          Jeremy H. Biggs               Chairman
          Marc P. Blum                Christopher C. Davis
          Andrew  A. Davis              President - Davis Value Portfolio, Davis
          Christopher C. Davis          Financial Portfolio & Vice President-
          Thomas S. Gayner              Davis Real Estate Portfolio
          Jerry D. Geist              Andrew A. Davis
          D. James Guzy                 President - Davis Real Estate Portfolio
          G. Bernard Hamilton           Vice President-Davis Value Portfolio &
          Robert P. Morgenthau          Davis Financial Portfolio
          Theodore B. Smith, Jr.      Kenneth C. Eich
          Christian R. Sonne            Executive Vice President &
          Marsha Williams               Principal Executive Officer
                                      Sharra L. Reed
                                        Vice President, Treasurer
                                        & Principal Accounting Officer
                                      Thomas D. Tays
                                        Vice President & Secretary


INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT THE DAVIS VARIABLE ACCOUNT FUND, INC., INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-2279 OR ON THE FUNDS' WEBSITE AT WWW.DAVISFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.
================================================================================

                                                 DAVIS ADVISORS
                                                 2949 EAST ELVIRA ROAD
                                                 SUITE 101
                                                 TUCSON, AZ 85706
                                                 1-800-279-0279
                                                 www.davisfunds.com























[DAVIS FUNDS LOGO OMITTED]

------------------------------

ANNUAL REPORT                   DECEMBER 31, 2003

------------------------------







                                DAVIS VALUE PORTFOLIO

                                (PORTFOLIO OF DAVIS VARIABLE ACCOUNT FUND, INC.)

















       [DAVIS FUNDS LOGO]

       OVER 35 YEARS OF RELIABLE INVESTING

                                TABLE OF CONTENTS


Management's Discussion and Analysis..........................................2

Fund Performance and Supplementary Information................................4

Schedule of Investments.......................................................7

Statement of Assets and Liabilities..........................................11

Statement of Operations......................................................12

Statements of Changes in Net Assets..........................................13

Notes to Financial Statements................................................14

Financial Highlights.........................................................18

Independent Auditors' Report.................................................19

Income Tax Information.......................................................20

Directors and Officers.......................................................21

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the year-ended December 31, 2003, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 28.69%. U.S. economic activity, as measured by the gross domestic product, trended down over the first six months of the year but improved sharply in the third quarter. Interest rates, as measured by the 10-year Treasury bond, declined steadily over the first six months and then rebounded sharply in the third quarter. Interest rates held steady in the fourth quarter. This combination provided a favorable background for stocks as they advanced strongly in the fourth quarter.

DAVIS VALUE PORTFOLIO

PERFORMANCE OVERVIEW

The Davis Value Portfolio returned 29.76% for the year ended December 31, 2003(2), compared with a return of 28.69% for the Standard & Poor's 500(R) Index.(1) The Portfolio's investment strategy is to seek out companies with expanding earnings that can be purchased at value prices and held for the long-term.

The Portfolio's largest sector weightings were in banks and savings & loan and financial services. The Portfolio's holdings in both these sectors outperformed the S&P 500(R) Index. The Portfolio's cash position reduced relative performance during the period.

The principal holdings contributing to performance were: American Express(3), a financial services company, Altria Group, a consumer products company and Progressive Corporation, a property/casualty insurance company. The Portfolio held substantial positions in all three companies and all three did well over the one-year period. American Express increased by 37.66%, Altria Group increased by 42.74% and Progressive Corporation increased by 68.68%.

The principal detractors from performance were: Safeway, Kraft Foods and Takefuji Corporation. Safeway, a retailing company, decreased by 14.43%, Kraft Foods, a food/beverage company, decreased by 15.42% and Takefuji Corporation, a financial services company, decreased by 12.87%. The Portfolio no longer owns Safeway.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk,
(2) company risk, (3) headline risk and (4) selection risk. See the prospectus for a full description of each risk.

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the index.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended December 31, 2003.

          ---------------------------------------------------------
           PORTFOLIO NAME              1 YEAR         INCEPTION
                                                   (July 1, 1999)
          ------------------------- ------------ ------------------
           Davis Value Portfolio       29.76%          1.98%
          ---------------------------------------------------------

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio's holdings of each company discussed.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VALUE PORTFOLIO
PORTFOLIO HOLDINGS - AT DECEMBER 31, 2003

================================================================================



                                [GRAPHIC OMITTED]


                    PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
                    ---------------------------------------

        Short Term Investments, Other Assets & Liabilities        8.9%

        Common Stocks                                            91.1%


                                [Graphic Ommited]

                    SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)
                    ---------------------------------------

                  Financial Services                   18.9%
                  Insurance                            18.0%
                  Banks and Savings & Loan             17.8%
                  Other                                 7.7%
                  Energy                                6.7%
                  Consumer Products                     6.0%
                  Pharmaceutical and Health Care        4.7%
                  Diversified Manufacturing             4.0%
                  Retailing                             3.9%
                  Food/Beverage & Restaurant            3.8%
                  Industrial                            3.8%
                  Technology                            2.7%
                  Real Estate                           2.0%



TOP 10 HOLDINGS
STOCK                                    SECTOR                                      % OF FUND NET ASSETS
-----------------------------------------------------------------------------------------------------------
American Express Co.                     Financial Services                                  7.33%
American International Group, Inc.       Multi-Line Insurance                                5.59%
Altria Group, Inc.                       Consumer Products                                   5.48%
Berkshire Hathaway Inc., Class A         Property/Casualty Insurance                         4.24%
Citigroup Inc.                           Financial Services                                  3.90%
Wells Fargo & Co.                        Banks and Savings & Loan Associations               3.74%
Tyco International Ltd.                  Diversified Manufacturing                           3.64%
HSBC Holdings PLC                        Banks and Savings & Loan Associations               3.55%
Sealed Air Corp.                         Industrial                                          3.50%
Bank One Corp.                           Banks and Savings & Loan Associations               3.44%

DAVIS VALUE PORTFOLIO
PORTFOLIO ACTIVITY JANUARY 1, 2003 THROUGH DECEMBER 31, 2003

===================================================================================================================

NEW POSITIONS ADDED (1/1/03-12/31/03)
(Highlighted positions are those greater than 0.99% of 12/31/03 total net assets)
                                                                                  DATE OF 1ST       % OF 12/31/03
SECURITY                                    SECTOR                                PURCHASE         FUND NET ASSETS
------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                     Electronics                           02/13/03                -
AutoZone, Inc.                              Retailing                             12/10/03              0.49%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                         Banks and Savings & Loan
                                                 Associations                     08/13/03              1.28%
H&R Block, Inc.                             Financial Services                    07/16/03              1.15%
-------------------------------------------------------------------------------------------------------------------
HCA Inc.                                    Pharmaceutical and Health Care        10/28/03              0.98%
Heineken Holding NV, Class A                Food/Beverage & Restaurant            07/22/03              0.45%
-------------------------------------------------------------------------------------------------------------------
Lagardere S.C.A.                            Media                                 11/17/03              1.26%
-------------------------------------------------------------------------------------------------------------------
Novartis AG, Registered                     Pharmaceutical and Health Care        12/02/03              0.51%
Occidental Petroleum Corp.                  Energy                                08/01/03              0.91%
State Street Corp.                          Banks and Savings & Loan
                                                 Associations                     03/21/03              0.30%
Takefuji Corp.                              Financial Services                    07/30/03              0.51%



POSITIONS CLOSED (1/1/03-12/31/03)
(Gains and losses greater than $200,000 are highlighted)

                                                                                  DATE OF
SECURITY                                    SECTOR                                FINAL SALE         GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------
Albertson's, Inc.                           Retailing                             02/18/03          $   (455,193)
----------------------------------------------------------------------------------------------------------------
American Standard Cos. Inc.                 Building Materials                    04/03/03               (29,739)
----------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                     Electronics                           11/21/03               999,615
----------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                 Real Estate                           07/18/03                (5,570)
----------------------------------------------------------------------------------------------------------------
BMC Software, Inc.                          Technology                            12/04/03              (471,508)
Dover Corp.                                 Diversified Manufacturing             12/22/03               211,446
----------------------------------------------------------------------------------------------------------------
J. C. Penney Co., Inc.                      Retailing                             02/13/03              (150,468)
Medco Health Solutions, Inc.                Pharmaceutical and Health Care        10/01/03                  (439)
RadioShack Corp.                            Retailing                             08/25/03               (90,410)
----------------------------------------------------------------------------------------------------------------
Safeway Inc.                                Retailing                             12/05/03            (2,552,902)
Tellabs, Inc.                               Telecommunications                    04/16/03            (2,582,079)
----------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Class A  Property/Casualty Insurance           09/15/03               (67,135)
Travelers Property Casualty Corp., Class B  Property/Casualty Insurance           09/18/03              (177,590)

DAVIS VALUE PORTFOLIO
COMPARISON OF DAVIS VALUE PORTFOLIO AND STANDARD & POOR'S 500 STOCK INDEX

================================================================================

Average Annual Total Return for the Periods ended December 31, 2003.

    -----------------------------------------------------------------------
     One Year ..................................................   29.76%
     Life of Fund (July 1, 1999 through December 31, 2003)......    1.98%
    -----------------------------------------------------------------------

$10,000 INVESTED AT COMMENCEMENT OF OPERATIONS. Let's say you invested $10,000 in Davis Value Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2003 the value of your investment would have grown to $10,923 - a 9.23% increase on your initial investment. For comparison, look at how the Standard & Poor's 500 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have been $8,602 - a 13.98% decrease.


                               [GRAPHIC OMITTED]

                           S&P 500              DVP
                           -----------          -----------
     7/1/99                $ 10,000.00          $ 10,000.00
     12/31/99              $ 10,706.00          $ 10,263.57
     12/31/00              $  9,731.00          $ 11,218.07
     12/31/01              $  8,579.00          $ 10,052.32
     12/31/02              $  6,688.00          $  8,417.83
     12/31/03              $  8,602.00          $ 10,922.65



The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (91.14%)
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (16.23%)
       365,500    Bank One Corp. ..............................................................  $  16,663,145
       105,300    Fifth Third Bancorp..........................................................      6,225,336
       142,200    Golden West Financial Corp. .................................................     14,673,618
     1,099,257    HSBC Holdings PLC............................................................     17,228,380
       133,600    Lloyds TSB Group PLC, ADR....................................................      4,348,680
        27,800    State Street Corp. ..........................................................      1,447,824
       307,900    Wells Fargo & Co. ...........................................................     18,132,231
                                                                                                 -------------
                                                                                                    78,719,214
                                                                                                 -------------
   BUILDING MATERIALS - (1.51%)
        77,700    Martin Marietta Materials, Inc. .............................................      3,649,569
        77,300    Vulcan Materials Co. ........................................................      3,677,161
                                                                                                 -------------
                                                                                                     7,326,730
                                                                                                 -------------
   BUSINESS SERVICES - (0.99%)
        94,400    D&B Corp.*...................................................................      4,787,024
                                                                                                 -------------
   CONSUMER PRODUCTS - (5.48%)
       488,700    Altria Group, Inc. ..........................................................     26,595,054
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (3.64%)
       666,858    Tyco International Ltd. .....................................................     17,671,737
                                                                                                 -------------
   ELECTRONICS - (0.39%)
       618,800    Agere Systems Inc., Class A*.................................................      1,887,340
                                                                                                 -------------
   ENERGY - (6.15%)
       174,371    ConocoPhillips...............................................................     11,433,507
       155,000    Devon Energy Corp. ..........................................................      8,875,300
       110,000    EOG Resources, Inc. .........................................................      5,078,700
       104,600    Occidental Petroleum Corp. ..................................................      4,418,304
                                                                                                 -------------
                                                                                                    29,805,811
                                                                                                 -------------
   FINANCIAL SERVICES - (15.91%)
       736,900    American Express Co. ........................................................     35,540,687
       389,833    Citigroup Inc. ..............................................................     18,922,494
       100,700    H&R Block, Inc. .............................................................      5,575,759
       162,800    Loews Corp. .................................................................      8,050,460
        95,200    Moody's Corp. ...............................................................      5,764,360
        69,200    Providian Financial Corp.*...................................................        805,488
        53,400    Takefuji Corp. ..............................................................      2,497,167
                                                                                                 -------------
                                                                                                    77,156,415
                                                                                                 -------------
   FOOD/BEVERAGE & RESTAURANT - (3.43%)
       144,000    Diageo PLC, ADR..............................................................      7,611,840
        63,300    Heineken Holding NV, Class A ................................................      2,163,749
        54,200    Hershey Foods Corp. .........................................................      4,172,858

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - Continued
DECEMBER 31, 2003

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - CONTINUED
   FOOD/BEVERAGE & RESTAURANT - CONTINUED
        84,100    Kraft Foods Inc., Class A....................................................  $   2,709,702
                                                                                                 -------------
                                                                                                    16,658,149
                                                                                                 -------------
   HOTELS & MOTELS - (0.78%)
        82,300    Marriott International, Inc., Class A........................................      3,802,260
                                                                                                 -------------
   INDUSTRIAL - (3.50%)
       313,800    Sealed Air Corp.*............................................................     16,989,132
                                                                                                 -------------
   INSURANCE BROKERS - (0.87%)
       175,200    Aon Corp. ...................................................................      4,194,288
                                                                                                 -------------
INVESTMENT FIRMS - (1.30%)
        63,800    Janus Capital Group Inc. ....................................................      1,046,958
        90,600    Morgan Stanley...............................................................      5,243,022
                                                                                                 -------------
                                                                                                     6,289,980
                                                                                                 -------------
   LIFE INSURANCE - (0.55%)
        54,800    Principal Financial Group, Inc. .............................................      1,812,236
        33,700    Sun Life Financial Inc. .....................................................        843,238
                                                                                                 -------------
                                                                                                     2,655,474
                                                                                                 -------------
   MEDIA - (1.64%)
       105,700    Lagardere S.C.A. ............................................................      6,095,500
        37,600    WPP Group PLC, ADR...........................................................      1,855,936
                                                                                                 -------------
                                                                                                     7,951,436
                                                                                                 -------------
   MULTI-LINE INSURANCE - (5.59%)
       409,337    American International Group, Inc. ..........................................     27,130,856
                                                                                                 -------------
   PHARMACEUTICAL AND HEALTH CARE - (4.25%)
       100,100    Eli Lilly and Co. ...........................................................      7,040,033
       110,900    HCA Inc. ....................................................................      4,764,264
        36,600    Merck & Co., Inc. ...........................................................      1,690,920
        55,000    Novartis AG, Registered .....................................................      2,495,959
       131,160    Pfizer Inc. .................................................................      4,633,883
                                                                                                 -------------
                                                                                                    20,625,059
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (7.81%)
           244    Berkshire Hathaway Inc., Class A*............................................     20,557,000
            42    Berkshire Hathaway Inc., Class B*............................................        118,230
        24,200    Chubb Corp. .................................................................      1,648,020
         1,700    Markel Corp.*................................................................        430,967
       180,700    Progressive Corp. (Ohio).....................................................     15,104,713
                                                                                                 -------------
                                                                                                    37,858,930
                                                                                                 -------------
   PUBLISHING - (0.71%)
        38,400    Gannett Co., Inc. ...........................................................      3,423,744
                                                                                                 -------------

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - Continued
DECEMBER 31, 2003

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - CONTINUED
   REAL ESTATE - (1.80%)
       116,300    Centerpoint Properties Trust.................................................  $   8,710,870
                                                                                                 -------------
   REINSURANCE - (1.63%)
        97,650    Transatlantic Holdings, Inc. ................................................      7,890,120
                                                                                                 -------------
   RETAILING - (3.58%)
        27,700    AutoZone, Inc.* .............................................................      2,360,317
       403,700    Costco Wholesale Corp.*......................................................     15,021,677
                                                                                                 -------------
                                                                                                    17,381,994
                                                                                                 -------------
   TECHNOLOGY - (2.47%)
        97,800    Lexmark International, Inc.*.................................................      7,690,992
       156,600    Microsoft Corp. .............................................................      4,308,849
                                                                                                 -------------
                                                                                                    11,999,841
                                                                                                 -------------
   TRANSPORTATION - (0.93%)
        60,600    United Parcel Service, Inc., Class B.........................................      4,517,730
                                                                                                 -------------

                      Total Common Stock - (identified cost $379,345,924)......................    442,029,188
                                                                                                 -------------

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - Continued
DECEMBER 31, 2003

                                                                                                      VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (8.55%)
$   11,659,000    Goldman, Sachs & Co. Joint Repurchase Agreement, 0.99%,
                     01/02/04, dated 12/31/03, repurchase value of $11,659,641
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $11,892,180)............................................ $   11,659,000
    18,156,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.03%,
                     01/02/04, dated 12/31/03, repurchase value of $18,157,039
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $18,519,120)............................................     18,156,000
    11,659,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.00%,
                     01/02/04, dated 12/31/03, repurchase value of $11,659,648
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $11,892,180)............................................     11,659,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $41,474,000)........     41,474,000
                                                                                                --------------



                  Total Investments - (99.69%) - (identified cost $420,819,924) - (a)..........    483,503,188
                  Other Assets Less Liabilities - (0.31%)......................................      1,499,206
                                                                                                --------------
                      Net Assets - (100%)...................................................... $  485,002,394
                                                                                                ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $422,030,633. At December 31, 2003 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $   71,224,362
                  Unrealized depreciation......................................................     (9,751,807)
                                                                                                --------------
                        Net unrealized appreciation............................................ $   61,472,555
                                                                                                ==============














SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2003
================================================================================

ASSETS:
   Investments in securities, at value
     * (see accompanying Schedule of Investments)....................................................      $   483,503,188
   Cash..............................................................................................              108,624
   Receivables:
     Dividends and interest..........................................................................              787,275
     Capital stock sold..............................................................................            1,577,482
   Prepaid expenses..................................................................................                1,548
                                                                                                           ---------------
          Total assets...............................................................................          485,978,117
                                                                                                           ---------------
LIABILITIES:
   Payables:
     Capital stock reacquired........................................................................               99,702
     Investment securities purchased.................................................................              510,521
   Accrued expenses..................................................................................               40,097
   Accrued management fee............................................................................              325,403
                                                                                                           ---------------
          Total liabilities..........................................................................              975,723
                                                                                                           ---------------

NET ASSETS ..........................................................................................      $   485,002,394
                                                                                                           ===============

SHARES OUTSTANDING (NOTE 4)..........................................................................           45,895,916
                                                                                                           ===============

NET ASSET VALUE, offering and
     redemption price per share (Net Assets / Shares Outstanding)....................................          $     10.57
                                                                                                               ===========

NET ASSETS CONSIST OF:
   Par value of shares of capital stock..............................................................      $        45,896
   Additional paid-in capital........................................................................          456,263,651
   Overdistributed net investment income.............................................................               (5,314)
   Accumulated net realized loss from investments and foreign currency transactions..................          (33,985,103)
   Net unrealized appreciation on investments and foreign currency transactions......................           62,683,264
                                                                                                           ---------------
                                                                                                           $   485,002,394
                                                                                                           ===============



* Including repurchase agreements of $41,474,000 and cost of $420,819,924.







SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the year ended December 31, 2003
================================================================================

INVESTMENT  INCOME:
Income:
   Dividends (Net of foreign withholding taxes of $101,549)......................................      $    5,874,217
   Interest......................................................................................             291,280
                                                                                                       --------------
       Total income..............................................................................           6,165,497
                                                                                                       --------------
Expenses:
   Management fees (Note 2)......................................................................           2,684,022
   Custodian fees................................................................................             123,764
   Transfer agent fees...........................................................................              13,203
   Audit fees....................................................................................              12,000
   Accounting fees (Note 2)......................................................................               6,000
   Legal fees....................................................................................              10,266
   Reports to shareholders.......................................................................              33,769
   Directors' fees and expenses..................................................................              55,477
   Registration and filing fees..................................................................               6,108
   Miscellaneous.................................................................................               5,661
                                                                                                       --------------
       Total expenses............................................................................           2,950,270
       Expenses paid indirectly (Note 5).........................................................                 (77)
                                                                                                       --------------
       Net expenses..............................................................................           2,950,193
                                                                                                       --------------
          Net investment income..................................................................           3,215,304
                                                                                                       --------------

REALIZED  AND  UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized loss from:
       Investment transactions...................................................................          (7,002,691)
       Foreign currency transactions.............................................................             (31,740)
   Net change in unrealized appreciation (depreciation) of investments and foreign
       currency transactions....................................................................          104,044,100
                                                                                                       --------------
       Net realized and unrealized gain on investments and foreign currency......................          97,009,669
                                                                                                       ---------------
          Net increase in net assets resulting from operations...................................      $  100,224,973
                                                                                                       ===============










SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                                       YEAR ENDED
                                                                                       DECEMBER 31,
                                                                          ----------------------------------------
                                                                                2003                     2002
                                                                                ----                     ----
OPERATIONS:
    Net investment income..............................................   $      3,215,304        $      1,990,225
    Net realized loss from investment and foreign currency
      transactions.....................................................         (7,034,431)            (19,267,559)
    Net change in unrealized appreciation (depreciation) of investments
      and foreign currency transactions................................        104,044,100             (34,278,032)
                                                                          ----------------        ----------------
    Net increase (decrease) in net assets resulting from operations....        100,224,973             (51,555,366)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income..............................................         (3,188,878)             (1,990,246)
    Return of capital..................................................            -                      (231,807)

CAPITAL SHARE TRANSACTIONS (NOTE 4)....................................        104,927,119              57,858,147
                                                                          ----------------        ----------------

Total increase in net assets...........................................        201,963,214               4,080,728

NET ASSETS:
    Beginning of year..................................................        283,039,180             278,958,452
                                                                          ----------------        ----------------
    End of year (Including overdistributed net investment income of
       $5,314 for 2003)................................................   $    485,002,394        $    283,039,180
                                                                          ================        ================



















SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

    Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

E. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At December 31, 2003 the Fund had approximately $2,044,000 of post October 2003 losses available to offset future capital gains if any, which expire in 2012. At December 31, 2003 the Fund had available for federal income tax purposes unused capital loss carryforwards of $6,568,000, $19,386,000 and $4,776,000, which expire in 2009, 2010 and 2011, respectively.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2003 amounts have been reclassified to reflect a decrease in undistributed net investment income of $31,740 and a corresponding decrease in accumulated net realized loss.

The tax character of distributions paid during the years ended December 31, 2003 and 2002, was as follows:

                                         2003                2002
                                    --------------      ---------------
             Ordinary income         $  3,188,878        $   1,990,246
             Return of capital             -                   231,807
                                     ------------        -------------
             Total                   $ 3,188,878         $   2,222,053
                                     ============        =============

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

As of December 31, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:


   Accumulated net realized loss from investments
     and foreign currency transactions............   $ (32,779,708)
   Net unrealized appreciation on investments.....      61,472,555
                                                     -------------
       Total......................................   $  28,692,847
                                                     =============

NOTE 2 - INVESTMENT ADVISORY FEES

    Advisory fees are paid to Davis Advisors (the "Adviser") at an annual rate of 0.75% of the average annual net assets.

    State Street Bank and Trust Company ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2003 was $56. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2003 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2003 were $113,370,092 and $24,044,071, respectively.

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003

================================================================================

NOTE 4 - CAPITAL STOCK

    At December 31, 2003, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

                                                           YEAR ENDED
                                                          DECEMBER 31,
                                                  ----------------------------
                                                       2003            2002
                                                       ----            ----

Shares sold.....................................    13,746,849      11,607,393
Shares issued in reinvestment of distributions..       301,691         271,582
                                                  ------------    ------------
                                                    14,048,540      11,878,975
Shares redeemed.................................    (2,661,937)     (5,621,026)
                                                  ------------    ------------
      Net increase..............................    11,386,603       6,257,949
                                                  ============    ============

Proceeds from shares sold.......................  $124,904,118    $104,119,645
Proceeds from shares issued in
    reinvestment of distributions...............     3,188,877       2,222,053
                                                  ------------    ------------
                                                   128,092,995     106,341,698
Cost of shares redeemed.........................   (23,165,876)    (48,483,551)
                                                  ------------    ------------
      Net increase..............................  $104,927,119    $ 57,858,147
                                                  ============    ============

NOTE 5 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $77 for the year ended December 31, 2003.

DAVIS VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:

                                                                                                        JULY 1, 1999
                                                                                                        (COMMENCEMENT
                                                           YEAR ENDED DECEMBER 31,                      OF OPERATIONS)
                                           -------------------------------------------------------         THROUGH
                                                  2003          2002         2001           2000       DECEMBER 31, 1999
                                                  ----          ----         ----           ----       -----------------
Net Asset Value, Beginning of Period......     $   8.20       $   9.87     $  11.06      $  10.25           $ 10.00
                                               --------       --------     --------      --------           -------

Income (Loss) From Investment Operations
----------------------------------------
 Net Investment Income....................         0.07           0.06         0.04          0.03              0.01
 Net Realized and Unrealized
    Gains (Losses)........................         2.37          (1.66)       (1.19)         0.92              0.25
                                               --------       --------     --------      --------           -------
    Total From Investment Operations......         2.44          (1.60)       (1.15)         0.95              0.26

Dividends and Distributions
---------------------------
 Dividends from Net Investment Income.....        (0.07)         (0.06)       (0.04)        (0.03)            (0.01)
 Return of Capital........................         -             (0.01)        -    (3)      -    (3)          -    (3)
 Distributions from Realized Gains........         -              -            -            (0.11)             -
                                               --------       --------     --------      --------           -------
    Total Dividends and Distributions.....        (0.07)         (0.07)       (0.04)        (0.14)            (0.01)
                                               --------       --------     --------      --------           -------

Net Asset Value, End of Period............     $  10.57       $   8.20     $   9.87      $  11.06           $ 10.25
                                               ========       ========     ========      ========           =======

Total Return(1)...........................        29.76%        (16.26)%     (10.39)%        9.30%             2.64%
------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000 omitted)...
                                               $485,002       $283,039     $278,958      $120,209           $12,668
Ratio of Expenses to Average Net Assets...         0.82%          0.83%        0.87%         1.00%(4)          1.00%*(4)
Ratio of Net Investment Income to
    Average Net Assets....................         0.90%          0.70%        0.55%         0.73%             0.43%*
Portfolio Turnover Rate(2) ...............            7%            24%          18%           10%                5%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.01% and 2.29% for 2000 and 1999, respectively.

*  Annualized


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
INDEPENDENT AUDITORS' REPORT

================================================================================


To the Shareholders and Board of Directors of Davis Value Portfolio:

        We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio including the schedule of investments as of December 31, 2003 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from July 1, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio as of December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from July 1, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.




/s/  KPMG LLP


Denver, Colorado
February 6, 2004

DAVIS VALUE PORTFOLIO
INCOME TAX INFORMATION (UNAUDITED)
December 31, 2003

================================================================================

    The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year ended 2003 with their 2003 Form 1099-DIV.

    Income dividends paid by the Fund during the calendar year ended 2003 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

    For the calendar year ended 2003 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $3,188,878 as qualified dividend income.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         BY DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President of Bass &            11         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City
                                                   Treasurer, City of Chicago;
                                                   and Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                11         Director, Mid-Atlantic Realty
(born 9/9/42)                       since 1986     Officer, World Total                      Trust (real estate investment
                                                   Return Fund, LLLP; Of                     trust), Legg Mason Trust
                                                   Counsel to Gordon,                        (asset management company)
                                                   Feinblatt, Rothman,                       and Rodney Trust Company
                                                   Hoffberger and                            (Delaware); Trustee, College
                                                   Hollander, LLC (law                       of Notre Dame of Maryland,
                                                   firm).                                    McDonogh School and other
                                                                                             public charities, private
                                                                                             foundations and businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               11         Markel Corporation.
(born 12/16/61)                     since 2004     Officer, Markel
                                                   Corporation
                                                   (insurance company).



JERRY D. GEIST     Director         director       Chairman, Santa Fe             11         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering); Energy and
                                                   (energy project                           Technology Ltd., Investment
                                                   development); Retired                     Committee for Microgeneration
                                                   Chairman and                              Technology Fund, UTECH Funds.
                                                   President, Public
                                                   Service Company of New
                                                   Mexico.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         BY DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------

INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  11         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), Novellus
                                                                                             Systems, Inc. (semi-conductor
                                                                                             manufacturer) and
                                                                                             LogicVision, Inc.
                                                                                             (semi-conductor software
                                                                                             company).

G. BERNARD         Director         director       Managing General               11         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            11         none
MORGENTHAU                          since 2002     Capital Management LLC
(born 3/22/57)                                     (an investment
                                                   management firm) since June
                                                   2002; President of Asset
                                                   Management Group of Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.

THEODORE B.        Director         director       Chairman, of John              11         Mayor of the Incorporated
SMITH, JR.                          since 1994     Hassall, Inc.                             Village of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         BY DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of             11         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 15         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of four
                                                   Financial Officer of                      portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative Officer                    Iron Company, N.V.
                                                   of Crate & Barrel                         (industrial construction and
                                                   (home furnishings                         engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         11         Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research,                          Funds six portfolios (mutual
                                                   Chairman of U.S.                          fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         BY DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              15         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of four
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                15         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of four
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and
                                                   Selected Fund;
                                                   Chairman and Chief
                                                   Executive Officer,
                                                   Davis Selected
                                                   Advisers, L.P., and
                                                   also serves as an
                                                   executive officer in
                                                   certain companies
                                                   affiliated with the
                                                   Adviser, including
                                                   sole member of the
                                                   Adviser's general
                                                   partner, Davis
                                                   Investments, LLC;
                                                   Employee of Shelby
                                                   Cullom Davis & Co.
                                                   (registered
                                                   broker/dealer).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                 (This page has been left blank intentionally.)

                              DAVIS VALUE PORTFOLIO
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706

================================================================================

           DIRECTORS                      OFFICERS
           Wesley E. Bass, Jr.            Jeremy H. Biggs
           Jeremy H. Biggs                    Chairman
           Marc P. Blum                   Christopher C. Davis
           Andrew  A. Davis                   President
           Christopher C. Davis           Andrew A. Davis
           Thomas S. Gayner                   Vice President
           Jerry D. Geist                 Kenneth C. Eich
           D. James Guzy                      Executive Vice President &
           G. Bernard Hamilton                Principal Executive Officer
           Robert P. Morgenthau           Sharra L. Reed
           Theodore B. Smith, Jr.             Vice President, Treasurer
           Christian R. Sonne                 & Principal Accounting Officer
           Marsha Williams                Thomas D. Tays
                                              Vice President & Secretary


INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279


DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706


TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406


COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803


AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================

FOR MORE INFORMATION ABOUT THE DAVIS VALUE PORTFOLIO INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-2279 OR ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.

================================================================================

                                        DAVIS ADVISORS
                                        2949 EAST ELVIRA ROAD
                                        SUITE 101
                                        TUCSON, AZ 85706
                                        1-800-279-0279
                                        www.davisfunds.com



















       [DAVIS FUNDS LOGO]

       OVER 35 YEARS OF RELIABLE INVESTING(R)

ANNUAL REPORT


[DAVIS FUNDS GRAPHIC OMITTED]

DECEMBER 31, 2003




DAVIS FINANCIAL PORTFOLIO
(PORTFOLIO OF DAVIS VARIABLE ACCOUNT FUND, INC.)

                                TABLE OF CONTENTS




Management's Discussion and Analysis..........................................2


Fund Performance and Supplemental Information.................................4


Schedule of Investments.......................................................7


Statement of Assets and Liabilities...........................................9


Statement of Operations......................................................10


Statements of Changes in Net Assets..........................................11


Notes to Financial Statements................................................12


Financial Highlights.........................................................15


Independent Auditors' Report.................................................16


Income Tax Information.......................................................17


Directors and Officers.......................................................18

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the year-ended December 31, 2003, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 28.69%. U.S. economic activity, as measured by the gross domestic product, trended down over the first six months of the year but improved sharply in the third quarter. Interest rates, as measured by the 10-year Treasury bond, declined steadily over the first six months and then rebounded sharply in the third quarter. Interest rates held steady in the fourth quarter. This combination provided a favorable background for stocks as they advanced strongly in the fourth quarter.

DAVIS FINANCIAL PORTFOLIO

PERFORMANCE OVERVIEW

Davis Financial Portfolio returned 32.15% for the year ended December 31, 2003(2), compared with a return of 28.69% for the Standard & Poor's 500(R) Index.(1) The Portfolio's investment strategy is to seek out growing financial services companies that can be purchased at value prices and held for the long-term.

The Portfolio's largest sector weightings were in banks and savings & loan associations and financial services. The Portfolio's financial services holdings outperformed the S&P 500(R) Index, but the Portfolio's banks and savings & loan associations holdings underperformed the S&P 500(R) Index. The Portfolio's largest non-financial holdings were in diversified manufacturing and business services. Both sectors contributed to the strong Portfolio performance by outperforming the S&P 500(R) Index. The Portfolio's cash position reduced relative performance during the period.

The principal holdings contributing to performance were: American Express(3), a financial services company, Tyco International, a diversified manufacturing company and Julius Baer, an investment firm company. Over the one-year period American Express increased by 37.66%, Tyco International increased by 55.57% and Julius Baer increased by 58.27%.

Only two of the Portfolio's holdings declined in value: Principal Financial Group, a life insurance company, and State Street Corporation, a banks and savings & loan associations company. Principal Financial Group decreased by 8.07% and State Street Corporation decreased by 9.59%. The Portfolio no longer owns these two companies.


--------------------------------

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Financial Portfolio) prospectus, which contains more information about investment strategies, risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) headline risk, (4) selection risk and (5) concentrated financial services portfolio risk. See the prospectus for a full description of each risk.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the index.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended December 31, 2003.

--------------------------------------------------------------------------------
                                                      INCEPTION
PORTFOLIO NAME                        1 YEAR        (July 1, 1999)
--------------------------------------------------------------------------------
Davis Financial Portfolio             32.15%             4.09%
--------------------------------------------------------------------------------

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio's holdings of each company discussed.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS FINANCIAL PORTFOLIO
PORTFOLIO HOLDINGS - AT DECEMBER 31, 2003

================================================================================


           [GRAPHIC OMITTED]

Davis Financial Portfolio
Portfolio Makeup (% of Fund Net Assets)

Common Stock                                                    93.1%
Short Term Investments, Other Assets & Liabilities               6.9%

                                                 [GRAPHIC OMITTED]

Sector Weightings (% of Stock Holdings)
Banks and Savings & Loan                                        19.8%
Diversified Manufacturing                                        5.2%
Financial Services                                              30.1%
Insurance                                                       35.5%
Other                                                            9.4%

TOP 10 HOLDINGS
                                                                      % OF FUND
STOCK                              SECTOR                             NET ASSETS
--------------------------------------------------------------------------------
American Express Co.               Financial Services                     9.14%
Transatlantic Holdings, Inc.       Reinsurance                            8.69%
American International Group, Inc. Multi-Line Insurance                   5.07%
Tyco International Ltd.            Diversified Manufacturing              4.86%
Fifth Third Bancorp                Banks and Savings & Loan Associations  4.28%
Citigroup Inc.                     Financial Services                     4.23%
Wells Fargo & Co.                  Banks and Savings & Loan Associations  4.20%
Golden West Financial Corp.        Banks and Savings & Loan Associations  3.89%
Loews Corp.                        Financial Services                     3.88%
Julius Baer Holding, Ltd. AG       Investment Firms                       3.84%

DAVIS FINANCIAL PORTFOLIO
PORTFOLIO ACTIVITY - JANUARY 1, 2003 THROUGH DECEMBER 31, 2003

================================================================================

NEW POSITIONS ADDED (1/1/03-12/31/03)
(Highlighted Positions are those greater than 2.50% of 12/31/03 total net assets)

                                                                            DATE OF 1ST     % OF 12/31/03
SECURITY                                      SECTOR                        PURCHASE       FUND NET ASSETS
----------------------------------------------------------------------------------------------------------
China Life Insurance Co., Ltd., ADR           Life Insurance                12/12/03               0.70%
Commerce Bancorp, Inc.                        Banks and Savings & Loan
                                                Associations                07/17/03               3.04%
H&R Block, Inc.                               Financial Services            06/18/03               2.07%
Progressive Corp. (Ohio)                      Property/Casualty Insurance   01/23/03               2.75%



POSITIONS CLOSED (1/1/03-12/31/03)
(Gains and losses greater than $50,000 are highlighted)

                                                                            DATE OF
SECURITY                                      SECTOR                        FINAL SALE       GAIN/(LOSS)
--------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                             Banks and Savings & Loan
                                                Associations                07/09/03          $(332,715)
Lloyds TSB Group PLC                          Banks and Savings & Loan
                                                Associations                11/25/03            (12,199)
Lloyds TSB Group PLC, ADR                     Banks and Savings & Loan
                                                Associations                11/26/03            (39,279)
Principal Financial Group, Inc.               Life Insurance                02/21/03            171,051
State Street Corp.                            Banks and Savings & Loan
                                                Associations                03/13/03            (59,433)
Sun Life Financial Inc.                       Life Insurance                02/18/03            (45,310)

DAVIS FINANCIAL PORTFOLIO
COMPARISON OF DAVIS FINANCIAL PORTFOLIO AND STANDARD & POOR'S 500 STOCK INDEX

================================================================================

Average Annual Total Return for the Periods ended December 31, 2003.

-------------------------------------------------------------------------------
One Year ............................................................  32.15%
Life of Fund (July 1, 1999 through December 31, 2003)................   4.09%
-------------------------------------------------------------------------------

$10,000 INVESTED AT COMMENCEMENT OF OPERATIONS. Let's say you invested $10,000 in Davis Financial Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2003 the value of your investment would have grown to $11,975 - a 19.75% increase on your initial investment. For comparison, look at how the Standard & Poor's 500 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have been $8,602 - a 13.98% decrease.

                               [GRAPHIC OMITTED]

                                S&P 500                 DFP
--------------------------------------------------------------------------------
  7/1/99                        $10,000.00              $10,000.00
12/31/99                        $10,706.00              $ 9,282.62
12/31/00                        $ 9,731.00              $12,157.43
12/31/01                        $ 8,579.00              $10,896.24
12/31/02                        $ 6,688.00              $ 9,061.29
12/31/03                        $ 8,602.00              $11,974.80

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS FINANCIAL PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
===============================================================================================================
COMMON STOCK - (93.10%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (18.40%)
        46,600    Bank One Corp. ..............................................................  $   2,124,494
        41,100    Commerce Bancorp, Inc. ......................................................      2,165,148
        51,550    Fifth Third Bancorp..........................................................      3,047,636
        26,800    Golden West Financial Corp. .................................................      2,765,492
        50,800    Wells Fargo & Co. ...........................................................      2,991,612
                                                                                                 -------------
                                                                                                    13,094,382
                                                                                                 -------------
   BUSINESS SERVICES - (3.13%)
        44,000    D&B Corp.*...................................................................      2,231,240
                                                                                                 -------------
   CONSUMER PRODUCTS - (3.12%)
        40,800    Altria Group, Inc. ..........................................................      2,220,336
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (4.86%)
       130,500    Tyco International Ltd. .....................................................      3,458,250
                                                                                                 -------------
   FINANCIAL SERVICES - (23.25%)
       134,900    American Express Co. ........................................................      6,506,227
        25,150    Charles Schwab Corp. ........................................................        297,776
        62,000    Citigroup Inc. ..............................................................      3,009,480
        26,600    H&R Block, Inc. .............................................................      1,472,842
        55,800    Loews Corp. .................................................................      2,759,310
        35,400    Moody's Corp.  ..............................................................      2,143,470
        31,000    Providian Financial Corp.*...................................................        360,840
                                                                                                 -------------
                                                                                                    16,549,945
                                                                                                 -------------
   INDUSTRIAL - (2.55%)
        33,500    Sealed Air Corp.*............................................................      1,813,690
                                                                                                 -------------
   INSURANCE BROKERS - (1.55%)
        46,100    Aon Corp. ...................................................................      1,103,634
                                                                                                 -------------
   INVESTMENT FIRMS - (4.77%)
        40,400    Janus Capital Group Inc. ....................................................        662,964
         8,100    Julius Baer Holding, Ltd. AG.................................................      2,729,896
                                                                                                 -------------
                                                                                                     3,392,860
                                                                                                 -------------
   LIFE INSURANCE - (0.70%)
        15,100    China Life Insurance Co., Ltd., ADR*.........................................        497,847
                                                                                                 -------------
   MULTI-LINE INSURANCE - (5.07%)
        54,487    American International Group, Inc. ..........................................      3,611,398
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (13.67%)
             7    Berkshire Hathaway Inc., Class A*............................................        589,750
           855    Berkshire Hathaway Inc., Class B*............................................      2,406,825
        62,800    Cincinnati Financial Corp. ..................................................      2,619,702
        20,200    FPIC Insurance Group, Inc.*..................................................        507,828
         6,500    Markel Corp.*................................................................      1,647,815

DAVIS FINANCIAL PORTFOLIO
SCHEDULE OF INVESTMENTS - Continued
DECEMBER 31, 2003


SHARES/PRINCIPAL                                 SECURITY                                           (NOTE 1)
===============================================================================================================
COMMON STOCK - CONTINUED

   PROPERTY/CASUALTY INSURANCE - CONTINUED
        23,400    Progressive Corp. (Ohio) ....................................................  $   1,956,006
                                                                                                 -------------
                                                                                                     9,727,926
                                                                                                 -------------
   REINSURANCE - (12.03%)
        28,100    Everest Re Group, Ltd. ......................................................      2,377,260
        76,550    Transatlantic Holdings, Inc. ................................................      6,185,240
                                                                                                 -------------
                                                                                                     8,562,500
                                                                                                 -------------

                      Total Common Stock - (identified cost $55,835,602).......................     66,264,008
                                                                                                  ------------

SHORT TERM INVESTMENTS - (6.63%)

$    1,327,000    Goldman, Sachs & Co. Joint Repurchase Agreement, 0.99%,
                     01/02/04, dated 12/31/03, repurchase value of $1,327,073
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                       total market value $1,353,540)............................................    1,327,000
     2,066,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.03%,
                     01/02/04, dated 12/31/03, repurchase value of $2,066,118
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                       total market value $2,107,320).............................................   2,066,000
     1,327,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.00%,
                     01/02/04, dated 12/31/03, repurchase value of $1,327,074
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                       total market value $1,353,540)............................................    1,327,000
                                                                                                 -------------

                           Total Short Term Investments - (identified cost $4,720,000).........      4,720,000
                                                                                                 -------------

                  Total Investments - (99.73%) - (identified cost $60,555,602) - (a)...........     70,984,008
                  Other Assets Less Liabilities - (0.27%)......................................        195,223
                                                                                                 -------------
                      Net Assets - (100%)......................................................  $  71,179,231
                                                                                                 =============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $60,902,846. At December 31, 2003 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation......................................................  $  11,991,859
                  Unrealized depreciation......................................................     (1,910,697)
                                                                                                 -------------
                        Net unrealized appreciation............................................  $  10,081,162
                                                                                                 =============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2003

================================================================================

ASSETS:
   Investments in securities, at value
     * (see accompanying Schedule of Investments) .................................   $ 70,984,008
   Cash ...........................................................................          6,914
   Receivables:
     Dividends and interest .......................................................        102,337
     Capital stock sold ...........................................................        153,945
                                                                                      ------------
          Total assets ............................................................     71,247,204
                                                                                      ------------
LIABILITIES:
   Payables:
     Capital stock reacquired .....................................................          4,452
   Accrued expenses ...............................................................         16,336
   Accrued management fee .........................................................         47,185
                                                                                      ------------
          Total liabilities .......................................................         67,973
                                                                                      ------------

NET ASSETS ........................................................................   $ 71,179,231
                                                                                      ============

SHARES OUTSTANDING (NOTE 4) .......................................................      6,103,755
                                                                                      ============

NET ASSET VALUE, offering and
     redemption price per share (Net Assets (divided by) Shares Outstanding) ......   $      11.66
                                                                                      ============

NET ASSETS CONSIST OF:
   Par value of shares of capital stock ...........................................   $      6,104
   Additional paid-in capital .....................................................     62,114,230
   Undistributed net investment income ............................................          6,114
   Accumulated net realized loss from investments and foreign currency transactions     (1,376,974)
   Net unrealized appreciation on investments and foreign currency transactions ...     10,429,757
                                                                                      ------------
                                                                                      $ 71,179,231
                                                                                      ============

* Including repurchase agreements of $4,720,000 and cost of $60,555,602.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
STATEMENT OF OPERATIONS
For the year ended December 31, 2003

===============================================================================

INVESTMENT INCOME:
Income:
   Dividends (Net of foreign withholding taxes of $7,165) .................   $    610,353
   Interest ...............................................................         30,774
                                                                              ------------
       Total income .......................................................        641,127
                                                                              ------------
Expenses:
   Management fees (Note 2) ...............................................        349,711
   Custodian fees .........................................................         25,245
   Transfer agent fees ....................................................         10,839
   Audit fees .............................................................          8,400
   Accounting fees (Note 2) ...............................................          6,000
   Legal fees .............................................................          1,204
   Reports to shareholders ................................................          1,873
   Directors' fees and expenses ...........................................          7,286
   Registration and filing fees ...........................................          1,171
   Miscellaneous ..........................................................          7,261
                                                                              ------------
       Total expenses .....................................................        418,990
       Expenses paid indirectly (Note 5) ..................................            (25)
                                                                              ------------
       Net expenses .......................................................        418,965
                                                                              ------------
          Net investment income ...........................................        222,162
                                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized loss from:
       Investment transactions ............................................       (378,630)
       Foreign currency transactions ......................................         (1,973)
   Net change in unrealized appreciation (depreciation) of investments and
       foreign currency transactions ......................................     14,533,880
                                                                              ------------
       Net realized and unrealized gain on investments and foreign currency     14,153,277
                                                                              ------------
          Net increase in net assets resulting from operations ............   $ 14,375,439
                                                                              ============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                             YEAR ENDED
                                                                             DECEMBER 31,
                                                                      ----------------------------
                                                                          2003            2002
                                                                      ------------    ------------
OPERATIONS:
    Net investment income .........................................   $    222,162    $     85,894
    Net realized gain (loss) from investment and foreign currency
      transactions ................................................       (380,603)        131,045
    Net change in unrealized appreciation (depreciation) of
      investments and foreign currency transactions ...............     14,533,880      (4,983,122)
                                                                      ------------    ------------
    Net increase (decrease) in net assets resulting from operations     14,375,439      (4,766,183)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income .........................................       (215,570)        (81,866)

CAPITAL SHARE TRANSACTIONS (NOTE 4) ...............................     25,310,603      11,970,166
                                                                      ------------    ------------

Total increase in net assets ......................................     39,470,472       7,122,117

NET ASSETS:
    Beginning of year .............................................     31,708,759      24,586,642
                                                                      ------------    ------------
    End of year (including undistributed net  investment income of
       $6,114 and $1,495, respectively) ...........................   $ 71,179,231    $ 31,708,759
                                                                      ============    ============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2003
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

    Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS FINANCIAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

E. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At December 31, 2003 the Fund had approximately $51,000 of post October 2003 losses available to offset future capital gains if any, which expire in 2012. At December 31, 2003 the Fund had available for federal income tax purposes unused capital loss carryforwards of $650,000 and $328,000, which expire in 2009 and 2011, respectively.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2003, amounts have been reclassified to reflect a decrease in undistributed net investment income of $1,973 and a corresponding decrease in accumulated net realized loss.

The tax character of distributions paid during the years ended December 31, 2003 and 2002, was as follows:

                                                  2003               2002
                                           -----------------     ------------
                Ordinary income              $   215,570         $    81,866


As of December 31, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

   Undistributed net investment income..........................  $      6,114
   Accumulated net realized losses from investments and foreign
     currency transactions......................................     (1,029,730)
   Net unrealized appreciation on investments...................     10,082,513
                                                                  -------------
       Total....................................................  $   9,058,897
                                                                  =============

DAVIS FINANCIAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003
================================================================================

NOTE 2 - INVESTMENT ADVISORY FEES

    Advisory fees are paid to Davis Advisors (the "Adviser") at an annual rate of 0.75% of the average annual net assets.

    State Street Bank and Trust Company ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2003 was $34. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2003 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2003 were $26,650,186 and $4,341,300, respectively.

NOTE 4 - CAPITAL STOCK

    At December 31, 2003, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

                                                         YEAR ENDED
                                                         DECEMBER 31,
                                                 ----------------------------
                                                     2003            2002
                                                 ------------    ------------
Shares sold ..................................      2,921,413       2,012,142
Shares issued in reinvestment of distributions         18,520           9,314
                                                 ------------    ------------
                                                    2,939,933       2,021,456
Shares redeemed ..............................       (420,309)       (741,759)
                                                 ------------    ------------
      Net increase ...........................      2,519,624       1,279,697
                                                 ============    ============

Proceeds from shares sold ....................   $ 29,024,533    $ 19,041,472
Proceeds from shares issued in
    reinvestment of distributions ............        215,570          81,866
                                                 ------------    ------------
                                                   29,240,103      19,123,338
Cost of shares redeemed ......................     (3,929,500)     (7,153,172)
                                                 ------------    ------------
      Net increase ...........................   $ 25,310,603    $ 11,970,166
                                                 ============    ============


NOTE 5 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $25 for the year ended December 31, 2003.

DAVIS FINANCIAL PORTFOLIO
FINANCIAL HIGHLIGHTS

===============================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:

                                                                                                      JULY 1, 1999
                                                                                                     (COMMENCEMENT
                                                           YEAR ENDED DECEMBER 31,                    OF OPERATIONS)
                                           -------------------------------------------- ----------       THROUGH
                                               2003          2002           2001          2000      DECEMBER 31, 1999
                                           ----------     ----------     ----------     ----------  -----------------
Net Asset Value, Beginning of Period ...   $     8.85     $    10.67     $    11.91     $     9.26     $    10.00
                                           ----------     ----------     ----------     ----------     ----------

Income (Loss) From Investment Operations
 Net Investment Income .................         0.04           0.02           --             0.01           0.02
 Net Realized and Unrealized
    Gains (Losses) .....................         2.81          (1.82)         (1.24)          2.84          (0.74)
                                           ----------     ----------     ----------     ----------     ----------
    Total From Investment Operations ...         2.85          (1.80)         (1.24)          2.85          (0.72)

Dividends and  Distributions
 Dividends from Net Investment Income ..        (0.04)         (0.02)          --(3)         (0.01)         (0.02)
 Return of Capital .....................         --             --             --(3)          --(3)          --(3)
 Distributions from Realized Gains .....         --             --             --            (0.19)          --
                                           ----------     ----------     ----------     ----------     ----------
    Total Dividends and Distributions ..        (0.04)         (0.02)          --            (0.20)         (0.02)
                                           ----------     ----------     ----------     ----------     ----------

Net Asset Value, End of Period .........   $    11.66     $     8.85     $    10.67     $    11.91     $     9.26
                                           ==========     ==========     ==========     ==========     ==========

Total Return(1) ........................        32.15%        (16.84)%       (10.37)%        30.97%         (7.17)%

Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)   $   71,179     $   31,709     $   24,587     $   14,770     $    3,471
 Ratio of Expenses to Average Net Assets         0.90%          0.99%       1.00%(4)      1.00%(4)      1.02%*(4,5)
 Ratio of Net Investment Income to
    Average Net Assets .................         0.48%          0.32%          0.04%          0.18%          0.76%*
 Portfolio Turnover Rate(2) ..............         10%            23%            24%            26%             9%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.04%, 1.55% and 4.26% for 2001, 2000 and 1999, respectively.

(5) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 1999.

*    Annualized




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Davis Financial Portfolio:

        We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio, including the schedule of investments as of December 31, 2003 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from July 1, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Financial Portfolio as of December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from July 1, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.




/s/ KPMG LLP


Denver, Colorado
February 6, 2004

DAVIS FINANCIAL PORTFOLIO
INCOME TAX INFORMATION (UNAUDITED)
December 31, 2003
================================================================================

    The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year ended 2003 with their 2003 Form 1099-DIV.

    Income dividends paid by the Fund during the calendar year ended 2003 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

    For the calendar year ended 2003 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $215,570 as qualified dividend income.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)HELD  LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       WITH FUND        TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President of Bass &            11         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City
                                                   Treasurer, City of Chicago;
                                                   and Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                11         Director, Mid-Atlantic Realty
(born 9/9/42)                       since 1986     Officer, World Total                      Trust (real estate investment
                                                   Return Fund, LLLP; Of                     trust), Legg Mason Trust
                                                   Counsel to Gordon,                        (asset management company)
                                                   Feinblatt, Rothman,                       and Rodney Trust Company
                                                   Hoffberger and                            (Delaware); Trustee, College
                                                   Hollander, LLC (law                       of Notre Dame of Maryland,
                                                   firm).                                    McDonogh School and other
                                                                                             public charities, private
                                                                                             foundations and businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               11         Markel Corporation.
(born 12/16/61)                     since 2004     Officer, Markel
                                                   Corporation
                                                   (insurance company).

JERRY D. GEIST     Director         director       Chairman, Santa Fe             11         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering); Energy and
                                                   (energy project                           Technology Ltd., Investment
                                                   development); Retired                     Committee for Microgeneration
                                                   Chairman and                              Technology Fund, UTECH Funds.
                                                   President, Public
                                                   Service Company of New
                                                   Mexico.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  11         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), Novellus
                                                                                             Systems, Inc. (semi-conductor
                                                                                             manufacturer) and
                                                                                             LogicVision, Inc.
                                                                                             (semi-conductor software
                                                                                             company).

G. BERNARD         Director         director       Managing General               11         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            11         none
MORGENTHAU                          since 2002     Capital Management LLC
(born 3/22/57)                                     (an investment
                                                   management firm) since June
                                                   2002; President of Asset
                                                   Management Group of Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.

THEODORE B.        Director         director       Chairman, of John              11         Mayor of the Incorporated
SMITH, JR.                          since 1994     Hassall, Inc.                             Village of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of             11         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 15         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of four
                                                   Financial Officer of                      portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative Officer                    Iron Company, N.V.
                                                   of Crate & Barrel                         (industrial construction and
                                                   (home furnishings                         engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         11         Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research,                          Funds six portfolios (mutual
                                                   Chairman of U.S.                          fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              15         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of four
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                15         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of four
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and
                                                   Selected Fund;
                                                   Chairman and Chief
                                                   Executive Officer,
                                                   Davis Selected
                                                   Advisers, L.P., and
                                                   also serves as an
                                                   executive officer in
                                                   certain companies
                                                   affiliated with the
                                                   Adviser, including
                                                   sole member of the
                                                   Adviser's general
                                                   partner, Davis
                                                   Investments, LLC;
                                                   Employee of Shelby
                                                   Cullom Davis & Co.
                                                   (registered
                                                   broker/dealer).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                            DAVIS FINANCIAL PORTFOLIO
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
================================================================================

            DIRECTORS                        OFFICERS
            Wesley E. Bass, Jr.              Jeremy H. Biggs
            Jeremy H. Biggs                      Chairman
            Marc P. Blum                     Christopher C. Davis
            Andrew  A. Davis                     President
            Christopher C. Davis             Andrew A. Davis
            Thomas S. Gayner                      Vice President
            Jerry D. Geist                   Kenneth C. Eich
            D. James Guzy                        Executive Vice President &
            G. Bernard Hamilton                  Principal Executive Officer
            Robert P. Morgenthau             Sharra L. Reed
            Theodore B. Smith, Jr.                Vice President, Treasurer
            Christian R. Sonne                   & Principal Accounting Officer
            Marsha Williams                  Thomas D. Tays
                                                 Vice President & Secretary

INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT THE DAVIS FINANCIAL PORTFOLIO, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT DAVIS VARIABLE ACCOUNT FUNDS (INCLUDING DAVIS FINANCIAL PORTFOLIO) PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-2279 OR ON THE FUNDS' WEBSITE AT WWW.DAVISFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.
================================================================================

                                                        DAVIS ADVISORS
                                                        2949 EAST ELVIRA ROAD
                                                        SUITE 101
                                                        TUCSON, AZ 85706
                                                        1-800-279-0279
                                                        WWWW.DAVISFUNDS.COM


















[DAVIS FUND LOGO]

ANNUAL REPORT


[DAVIS FUNDS GRAPHIC OMITTED]


DECEMBER 31, 2003




DAVIS REAL ESTATE PORTFOLIO
(PORTFOLIO OF DAVIS VARIABLE ACCOUNT FUND, INC.)

                                TABLE OF CONTENTS


Management's Discussion and Analysis.........................................2

Fund Performance and Supplementary Information...............................4

Schedule of Investments......................................................7

Statement of Assets and Liabilities.........................................10

Statement of Operations.....................................................11

Statements of Changes in Net Assets.........................................12

Notes to Financial Statements...............................................13

Financial Highlights........................................................16

Independent Auditors' Report................................................17

Income Tax Information......................................................18

Directors and Officers......................................................19

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS
MARKET ENVIRONMENT

During the year-ended December 31, 2003, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 28.69%. U.S. economic activity, as measured by the gross domestic product, trended down over the first six months of the year but improved sharply in the third quarter. Interest rates, as measured by the 10-year Treasury bond, declined steadily over the first six months and then rebounded sharply in the third quarter. Interest rates held steady in the fourth quarter. This combination provided a favorable background for stocks as they advanced strongly in the fourth quarter.

DAVIS REAL ESTATE PORTFOLIO

PERFORMANCE OVERVIEW

Davis Real Estate Portfolio returned 36.79% for the year ended December 31, 20032, compared with a return of 37.08% for the Wilshire Real Estate Securities Index.(1) The Portfolio's investment strategy is to seek out growing real estate companies (principally REITs) that can be purchased at value prices and held for the long-term.

The Portfolio's largest sector weightings were in office space REITs and mall REITs. Both sectors contributed to the strong Portfolio performance by outperforming the Wilshire Real Estate Securities Index. The Portfolio's large cash position reduced relative performance during the period.

The principal holdings contributing to performance were: Chelsea Property Group(3), an outlet center REIT, Centerpoint Properties, an industrial REIT, and Developers Diversified, a shopping center REIT. Over the one-year period Chelsea Property Group increased 72.72%, Centerpoint Properties increased 36.34% and Developers Diversified increased 62.06%.

None of the Portfolio's holdings declined in value over the full year. The holdings which provided the least contribution to the Portfolio's return were: two apartment REITs, Equity Residential and Apartment Investment & Management Pfd., and iStar Financial, a financial services REIT. The Portfolio no longer owns Apartment Investment & Management Pfd.

-------------------------------

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Real Estate Portfolio) prospectus, which contains more information about investment strategies, risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) headline risk, (5) selection risk, (6) focused portfolio risk and (7) concentrated real estate portfolio risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

Davis Real Estate Portfolio is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio's portfolio in a few companies, the Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted. The beginning date was January 1, 1978, and the index is rebalanced monthly and returns are calculated on a buy and hold basis.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended December 31, 2003.

--------------------------------------------------------------------------------
                                                               INCEPTION
   PORTFOLIO NAME                  1 YEAR                    (July 1, 1999)
--------------------------------------------------------------------------------
Davis Real Estate Portfolio        36.79%                        12.24%
--------------------------------------------------------------------------------

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio's holdings of each company discussed.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS REAL ESTATE PORTFOLIO
PORTFOLIO HOLDINGS - AT DECEMBER 31, 2003

================================================================================


[GRAPHIC OMITTED]

Davis Real Estate Portfolio
Portfolio Makeup (% of Fund Net Assets)

Common Stocks                                                           93.6%
Short Term Investments, Preferred Stocks, Other Assets & Liabilities     6.4%

Sector Weightings (% of Stock Holdings)
REITS                                                                   90.2%
Diversified                                                              3.5%
Forestry                                                                 1.7%
Residential/Commercial Building                                          3.2%
Hotels & Lodging                                                         1.4%


TOP 10 HOLDINGS
STOCK                                     SECTOR                       % OF FUND NET ASSETS
-------------------------------------------------------------------------------------------
Centerpoint Properties Trust              Industrial (REITS)                           7.10%
Chelsea Property Group, Inc.              Outlet Centers (REITS)                       4.92%
Alexandria Real Estate Equities, Inc.     Office Space (REITS)                         3.88%
Developers Diversified Realty Corp.       Shopping Centers (REITS)                     3.82%
ProLogis                                  Industrial (REITS)                           3.65%
Vornado Realty Trust                      Diversified (REITS)                          3.60%
General Growth Properties, Inc.           Malls (REITS)                                3.55%
Plum Creek Timber Co., Inc.               Forestry (REITS)                             3.40%
Liberty Property Trust                    Diversified (REITS)                          3.34%
Simon Property Group, Inc.                Malls (REITS)                                3.30%


DAVIS REAL ESTATE PORTFOLIO
PORTFOLIO ACTIVITY JANUARY 1, 2003 THROUGH DECEMBER 31, 2003

================================================================================
NEW POSITIONS ADDED (1/1/03-12/31/03)
(Highlighted positions are those greater than 2.50% of 12/31/03 total net assets)

                                                                              DATE OF 1ST       % OF 12/31/03
SECURITY                                    SECTOR                             PURCHASE         FUND NET ASSETS
---------------------------------------------------------------------------------------------------------------
iStar Financial Inc.                        Financial Services (REITS)         09/15/03            2.44%
Rayonier Inc.                               Forestry                           09/22/03            1.64%
Regency Centers Corp.                       Shopping Centers (REITS)           05/15/03            3.03%
Rouse Co.                                   Malls (REITS)                      01/10/03            2.23%
WCI Communities, Inc.                       Residential/Commercial Building    07/31/03            2.96%


POSITIONS CLOSED (1/1/03-12/31/03)
(Gains and losses greater than $20,000 are highlighted)

                                                                              DATE OF
SECURITY                                    SECTOR                            FINAL SALE      GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------
Apartment Investment & Management Co.,
     9.00%, Series P, Cum. Conv. Pfd.       Apartments (REITS)                 07/17/03        $     (53)
Centerpoint Properties Trust, 8.48%,
     Series A, Cum. Pfd.                    Industrial (REITS)                 05/06/03           (1,295)
First Industrial Realty Trust, Inc.         Industrial (REITS)                 07/08/03          (24,718)


DAVIS REAL ESTATE PORTFOLIO
COMPARISON OF DAVIS REAL ESTATE PORTFOLIO, WILSHIRE REAL ESTATE SECURITIES INDEX AND STANDARD & POOR'S 500 STOCK INDEX

================================================================================

Average Annual Total Return for the Periods ended December 31, 2003.

--------------------------------------------------------------------------------
One Year ..............................................................   36.79%
Life of Fund (July 1, 1999 through December 31, 2003)..................   12.24%
--------------------------------------------------------------------------------

$10,000 INVESTED AT COMMENCEMENT OF OPERATIONS. Let's say you invested $10,000 in Davis Real Estate Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2003 the value of your investment would have grown to $16,813 - a 68.13% increase on your initial investment. For comparison, the Wilshire Real Estate Securities Index and Standard and Poor's 500 Stock Index are also presented on the chart below.

[GRAPHIC OMITTED]

               S&P 500        Wilshire Real Estate Index       DREP
  7/1/99       $ 10,000.00          $ 10,000.00                $ 10,000.00
12/31/99       $ 10,706.00          $  9,075.00                $  8,920.53
12/31/00       $  9,731.00          $ 11,863.75                $ 11,001.85
12/31/01       $  8,579.00          $ 13,103.51                $ 11,606.73
12/31/02       $  6,688.00          $ 13,452.06                $ 12,290.85
12/31/03       $  8,602.00          $ 18,440.09                $ 16,812.61

The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly into the index. The index used includes net dividends reinvested.

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS REAL ESTATE PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (93.64%)
  APARTMENTS (REITS) - (13.63%)
        25,800    Archstone-Smith Trust........................................................  $     721,884
        24,200    Avalonbay Communities, Inc. .................................................      1,156,760
           100    Equity Residential...........................................................          2,951
        17,000    Essex Property Trust, Inc. ..................................................      1,091,740
        21,000    Home Properties of New York, Inc. ...........................................        848,190
        54,200    United Dominion Realty Trust, Inc. ..........................................      1,040,640
                                                                                                 -------------
                                                                                                     4,862,165
                                                                                                 -------------
   DIVERSIFIED - (3.30%)
        33,166    Catellus Development Corp. (reclassified to a REIT effective 01/01/04) ......        799,964
         7,900    Forest City Enterprises, Inc., Class A.......................................        375,329
                                                                                                 -------------
                                                                                                     1,175,293
                                                                                                 -------------
   DIVERSIFIED (REITS) - (10.17%)
        37,200    Duke Realty Corp. ...........................................................      1,153,200
        30,600    Liberty Property Trust.......................................................      1,190,340
        23,431    Vornado Realty Trust.........................................................      1,282,847
                                                                                                 -------------
                                                                                                     3,626,387
                                                                                                 -------------
   FINANCIAL SERVICES (REITS) - (2.44%)
        22,400    iStar Financial Inc. ........................................................        871,360
                                                                                                 -------------
   FORESTRY - (1.64%)
        14,082    Rayonier Inc. (reclassified to a REIT effective 01/01/04)....................        584,544
                                                                                                 -------------
   FORESTRY (REITS) - (3.40%)
        39,800    Plum Creek Timber Co., Inc. .................................................      1,211,910
                                                                                                 -------------
   HOTELS & LODGING - (1.28%)
        12,700    Starwood Hotels & Resorts Worldwide, Inc. ...................................        456,819
                                                                                                 -------------
   INDUSTRIAL (REITS) - (10.75%)
        33,800    Centerpoint Properties Trust.................................................      2,531,620
        40,600    ProLogis.....................................................................      1,302,854
                                                                                                 -------------
                                                                                                     3,834,474
                                                                                                 -------------
   MALLS (REITS) - (11.00%)
        12,100    CBL & Associates Properties, Inc. ...........................................        683,650
        45,642    General Growth Properties, Inc. .............................................      1,266,565
        16,900    Rouse Co. ...................................................................        794,300
        25,400    Simon Property Group, Inc. ..................................................      1,177,036
                                                                                                 -------------
                                                                                                     3,921,551
                                                                                                 -------------
   OFFICE SPACE (REITS) - (18.80%)
        23,900    Alexandria Real Estate Equities, Inc. .......................................      1,383,810
        34,000    Arden Realty, Inc. ..........................................................      1,031,560
         7,900    Boston Properties, Inc. .....................................................        380,701
        37,500    CarrAmerica Realty Corp. ....................................................      1,116,750


DAVIS REAL ESTATE PORTFOLIO
SCHEDULE OF INVESTMENTS - Continued
DECEMBER 31, 2003

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - CONTINUED
   OFFICE SPACE (REITS) - CONTINUED
        17,900    Corporate Office Properties Trust............................................  $     375,900
        30,623    Equity Office Properties Trust...............................................        877,349
        10,700    Parkway Properties, Inc. ....................................................        445,120
        26,670    SL Green Realty Corp. .......................................................      1,094,804
                                                                                                 -------------
                                                                                                     6,705,994
                                                                                                 -------------
   OUTLET CENTERS (REITS) - (4.92%)
        32,000    Chelsea Property Group, Inc. ................................................      1,753,920
                                                                                                 -------------
   RESIDENTIAL/COMMERCIAL BUILDING - (2.96%)
        51,300    WCI Communities, Inc.* ......................................................      1,057,293
                                                                                                 -------------
   SHOPPING CENTERS (REITS) - (9.35%)
        40,625    Developers Diversified Realty Corp. .........................................      1,363,781
        19,900    Kimco Realty Corp. ..........................................................        890,525
        27,100    Regency Centers Corp. .......................................................      1,079,935
                                                                                                 -------------
                                                                                                     3,334,241
                                                                                                 -------------

                    Total Common Stock - (identified cost $26,873,520).........................     33,395,951
                                                                                                 -------------

PREFERRED STOCK - (0.34%)

   APARTMENTS (REITS) - (0.34%)
         2,000    Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ........................         66,250
         1,600    Equity Residential, 8.60%, Series D, Cum. Pfd. ..............................         44,728
           400    Equity Residential, 9.125%, Series C, Cum. Pfd. .............................         11,078
                                                                                                 -------------

                    Total Preferred Stock - (identified cost $113,921).........................        122,056
                                                                                                 -------------

DAVIS REAL ESTATE PORTFOLIO
SCHEDULE OF INVESTMENTS - Continued
DECEMBER 31, 2003

                                                                                                      VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (5.56%)
$      557,000    Goldman Sachs & Co. Joint Repurchase Agreement, 0.99%,
                     01/02/04, dated 12/31/03, repurchase value of $557,031
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $568,140)...........................................   $    557,000
       867,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.03%,
                     01/02/04, dated 12/31/03, repurchase value of $867,050
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $884,340)...........................................        867,000
       557,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.00%,
                     01/02/04, dated 12/31/03, repurchase value of $557,031
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $568,140)...........................................        557,000
                                                                                                 -------------

                           Total Short Term Investments - (identified cost $1,981,000).........      1,981,000
                                                                                                 -------------

                  Total Investments - (99.54%) - (identified cost $28,968,441) - (a)...........     35,499,007
                  Other Assets Less Liabilities - (0.46%)......................................        164,258
                                                                                                 -------------
                      Net Assets - (100%)......................................................  $  35,663,265
                                                                                                 =============

*Non-Income Producing Security.

 (a) Aggregate cost for Federal Income Tax purposes is $28,977,852. At December
31, 2003 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                  Unrealized appreciation......................................................  $   6,525,056
                  Unrealized depreciation......................................................         (3,901)
                                                                                                 -------------
                        Net unrealized appreciation............................................  $   6,521,155
                                                                                                 =============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2003


=============================================================================================
ASSETS:
   Investments in securities, at value
     * (see accompanying Schedule of Investments)......................       $    35,499,007
   Cash................................................................                36,316
   Receivables:
     Dividends and interest............................................               162,751
     Capital stock sold................................................                 2,089
   Prepaid expenses....................................................                32,976
                                                                              ---------------
          Total assets.................................................            35,733,139
                                                                              ---------------
LIABILITIES:
   Payables:
     Capital stock reacquired..........................................                34,240
   Accrued expenses....................................................                11,578
   Accrued management fee..............................................                24,056
                                                                             ----------------
          Total liabilities............................................                69,874
                                                                              ---------------

NET ASSETS ............................................................       $    35,663,265
                                                                              ===============

SHARES OUTSTANDING (NOTE 4)............................................             2,648,014
                                                                              ===============

NET ASSET VALUE, offering and
     redemption price per share (Net Assets / Shares Outstanding)......       $         13.47
                                                                              ===============

NET ASSETS CONSIST OF:
   Par value of shares of capital stock................................       $         2,648
   Additional paid-in capital..........................................            29,139,461
   Accumulated net realized loss from investments......................                (9,410)
   Net unrealized appreciation on investments..........................             6,530,566
                                                                              ---------------
                                                                              $    35,663,265
                                                                              ===============


* Including a repurchase agreement of $1,981,000 and cost of $28,968,441.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
STATEMENT OF OPERATIONS
For the year ended December 31, 2003


=======================================================================================================
INVESTMENT  INCOME:
Income:
   Dividends ......................................................................      $    1,170,369
   Interest........................................................................              17,950
                                                                                         --------------
       Total income................................................................           1,188,319
                                                                                         --------------
Expenses:
   Management fees (Note 2)........................................................             189,005
   Custodian fees..................................................................              19,012
   Transfer agent fees.............................................................              10,663
   Audit fees......................................................................               8,400
   Accounting fees (Note 2)........................................................               6,000
   Legal fees......................................................................                 887
   Reports to shareholders.........................................................               1,088
   Directors' fees and expenses....................................................               3,955
   Registration and filing fees....................................................                 878
   Miscellaneous...................................................................               6,628
                                                                                         --------------
       Total expenses..............................................................              246,516
       Expenses paid indirectly (Note 5)...........................................                  (24)
                                                                                         ---------------
       Net expenses................................................................              246,492
                                                                                         ---------------
          Net investment income....................................................              941,827
                                                                                         ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

   Net realized gain from investment transactions..................................              966,089
   Net increase in unrealized appreciation of investments..........................            6,265,053
                                                                                         ---------------
       Net realized and unrealized gain on investments.............................            7,231,142
                                                                                         ---------------
          Net increase in net assets resulting from operations.....................      $     8,172,969
                                                                                         ===============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


==================================================================================================================

                                                                                           YEAR ENDED
                                                                                          DECEMBER 31,
                                                                          ----------------------------------------
                                                                                2003                    2002
                                                                          ---------------         ----------------
OPERATIONS:
    Net investment income..............................................   $        941,827        $        570,931
    Net realized gain (loss) from investment transactions..............            966,089                 (21,232)
    Net change in unrealized appreciation of investments...............          6,265,053                (144,949)
                                                                          ----------------        ----------------
    Net increase in net assets resulting from operations...............          8,172,969                 404,750

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS  FROM:
    Net investment income..............................................         (1,245,232)               (570,931)
    Realized gains from investment transactions........................           (596,951)                  -
    Return of capital..................................................              -                    (200,589)

CAPITAL SHARE TRANSACTIONS (NOTE 4)....................................         10,526,271               9,144,312
                                                                          ----------------        ----------------

Total increase in net assets...........................................         16,857,057               8,777,542

NET ASSETS:
    Beginning of year..................................................         18,806,208              10,028,666
                                                                          ----------------        ----------------
    End of year........................................................   $     35,663,265        $     18,806,208
                                                                          ================        ================






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

     Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS REAL ESTATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003

================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

E. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2003, amounts have been reclassified to reflect a decrease in undistributed net investment loss of $303,405, a decrease in accumulated net realized gain of $217,824 and a decrease in paid in capital of $85,581.

The tax character of distributions paid during the years ended December 31, 2003 and 2002, was as follows:

                                           2003                     2002
                                      -----------------       ------------------
    Ordinary income                   $  1,027,407            $   570,931
    Long-Term Capital Gain                 814,776                      -
    Return of capital                            -                200,589
                                      -----------------       ------------------
    Total                             $  1,842,183            $   771,520
                                      =================       ==================

As of December 31, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

   Net unrealized appreciation on investments.....    $ 6,521,155
                                                      ===========

DAVIS REAL ESTATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003

================================================================================
NOTE 2 - INVESTMENT ADVISORY FEES

     Advisory fees are paid to Davis Advisors (the "Adviser") at an annual rate of 0.75% of the average annual net assets.

     State Street Bank and Trust Company ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2003 was $31. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2003 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

     Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2003 were $13,520,813 and $5,230,828, respectively.

NOTE 4 - CAPITAL STOCK

     At December 31, 2003, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:


                                                                             YEAR ENDED
                                                                            DECEMBER 31,
                                                         ----------------------------------------------------
                                                               2003                                2002
                                                         -----------------                   ----------------
Shares sold..............................................        1,477,124                          1,636,694
Shares issued in reinvestment of distributions...........          144,561                             72,310
                                                          ----------------                   ----------------
                                                                 1,621,685                          1,709,004
Shares redeemed..........................................         (766,305)                          (885,445)
                                                          ----------------                   ----------------
      Net increase.......................................          855,380                            823,559
                                                          ================                   ================

Proceeds from shares sold................................ $     17,872,635                   $     17,682,748
Proceeds from shares issued in
    reinvestment of distributions........................        1,842,181                            771,520
                                                          ----------------                   ----------------
                                                                19,714,816                         18,454,268
Cost of shares redeemed..................................       (9,188,545)                        (9,309,956)
                                                          ----------------                   ----------------
      Net increase....................................... $     10,526,271                    $     9,144,312
                                                          ================                   ================

NOTE 5 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $24 for the year ended December 31, 2003.

DAVIS REAL ESTATE PORTFOLIO
FINANCIAL HIGHLIGHTS


======================================================================================================================
The following financial information represents data for each share of capital stock outstanding throughout each period.


                                                                                                      JULY 1, 1999
                                                                                                     (COMMENCEMENT
                                                          YEAR ENDED DECEMBER 31,                    OF OPERATIONS)
                                           -----------------------------------------------------        THROUGH
                                               2003          2002          2001           2000      DECEMBER 31, 1999
                                           ----------    ----------     ----------    ----------   -------------------

Net Asset Value, Beginning of Period....   $    10.49    $    10.35     $    10.38    $     8.71       $    10.00
                                           ----------    ----------     ----------    ----------       ----------

Income (Loss) From Investment Operations
 Net Investment Income..................         0.44          0.36           0.36          0.33             0.18
 Net Realized and Unrealized
    Gains (Losses)......................         3.34          0.25           0.19          1.67            (1.26)
                                           ----------    ----------     ----------    ----------       ----------
    Total From Investment Operations....         3.78          0.61           0.55          2.00            (1.08)

Dividends and  Distributions
 Dividends from Net Investment Income...        (0.55)        (0.36)         (0.36)        (0.33)           (0.18)
 Return of Capital......................         -            (0.11)         (0.07)         -               (0.03)
 Distributions from Realized Gains......        (0.25)         -             (0.11)         -                -
 Distributions in Excess of Net
    Investment Income...................         -             -             (0.04)         -                -
                                           ----------    ----------     -----------   ----------       ----------
    Total Dividends and Distributions...        (0.80)        (0.47)         (0.58)        (0.33)           (0.21)
                                           ----------    ----------     ----------    ----------       ----------

Net Asset Value, End of Period..........   $    13.47    $    10.49     $    10.35    $    10.38       $     8.71
                                           ==========    ==========     ==========    ==========       ==========

Total Return(1)...........................      36.79%         5.89%          5.50%        23.33%         (10.79)%

Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)   $   35,663       $18,806        $10,029        $4,853             $610
 Ratio of Expenses to Average Net Assets         0.98%        1.00%(3)       1.00%(3)    1.07%(3),(4)      1.21%*(3),(4)
 Ratio of Net Investment Income to
    Average Net Assets..................         3.74%         3.54%          3.70%         4.31%            4.41%*
 Portfolio Turnover Rate(2)...............         22%           52%            45%           16%              21%



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.10%, 1.39%, 3.15% and 11.91% for 2002, 2001, 2000 and 1999, respectively.

(4) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 2000 and 1999.

*   Annualized

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
INDEPENDENT AUDITORS' REPORT

================================================================================

To the Shareholders and Board of Directors of Davis Real Estate Portfolio:

     We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio, including the schedule of investments as of December 31, 2003 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from July 1, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Real Estate Portfolio as of December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from July 1, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Denver, Colorado
February 6, 2004

DAVIS REAL ESTATE PORTFOLIO
INCOME TAX INFORMATION (UNAUDITED)
December 31, 2003

================================================================================

     The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year ended 2003 with their 2003 Form 1099-DIV.

     During the calendar year ended 2003 the Fund declared and paid long-term capital gain distributions in the amount of $814,776.

     Dividends paid by the Fund during the calendar year ended 2003, which are not designated as capital gain distributions, should be multiplied by 20% to arrive at the net amount eligible for the corporate dividend-received deduction.

     For the calendar year ended 2003 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $184,821 as qualified dividend income.

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

                                                                              NUMBER OF
                                    TERM OF         PRINCIPAL                 PORTFOLIOS IN
                                    OFFICE AND      OCCUPATION(S)             FUND COMPLEX
                   POSITION(S)HELD  LENGTH OF       DURING PAST FIVE          OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       WITH FUND        TIME SERVED     YEARS                     DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ----------------------  ---------------- -------------------------------

INDEPENDENT DIRECTORS
WESLEY E.          Director         director       President of Bass &            11         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City
                                                   Treasurer, City of
                                                   Chicago; and Executive
                                                   Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                11         Director, Mid-Atlantic Realty
(born 9/9/42)                       since 1986     Officer, World Total                      Trust (real estate investment
                                                   Return Fund, LLLP; Of                     trust), Legg Mason Trust
                                                   Counsel to Gordon,                        (asset management company)
                                                   Feinblatt, Rothman,                       and Rodney Trust Company
                                                   Hoffberger and                            (Delaware); Trustee, College
                                                   Hollander, LLC (law                       of Notre Dame of Maryland,
                                                   firm).                                    McDonogh School and other
                                                                                             public charities, private
                                                                                             foundations and businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               11         Markel Corporation.
(born 12/16/61)                     since 2004     Officer, Markel
                                                   Corporation
                                                   (insurance company).



JERRY D. GEIST     Director         director       Chairman, Santa Fe             11         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering); Energy and
                                                   (energy project                           Technology Ltd., Investment
                                                   development); Retired                     Committee for Microgeneration
                                                   Chairman and                              Technology Fund, UTECH Funds.
                                                   President, Public
                                                   Service Company of New
                                                   Mexico.


DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

=======================================================================================================================
                                                  DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- ----------------------------
INDEPENDENT DIRECTORS - CONTINUED
D. JAMES GUZY      Director         director       Chairman, PLX                  11         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), Novellus
                                                                                             Systems, Inc. (semi-conductor
                                                                                             manufacturer) and
                                                                                             LogicVision, Inc.
                                                                                             (semi-conductor software
                                                                                             company).

G. BERNARD         Director         director       Managing General               11         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            11         none
MORGENTHAU                          since 2002     Capital Management LLC
(born 3/22/57)                                     (an investment
                                                   management firm) since
                                                   June 2002; President
                                                   of Asset Management
                                                   Group of Bank of
                                                   America (an investment
                                                   management firm) from
                                                   2001 until 2002; prior
                                                   to that a managing
                                                   director and global
                                                   head of marketing and
                                                   distribution for
                                                   Lazard Asset
                                                   Management (an
                                                   investment management
                                                   firm) for ten years.


THEODORE B.        Director         director       Chairman, of John              11         Mayor of the Incorporated
SMITH, JR.                          since 1994     Hassall, Inc.                             Village of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.


DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

=======================================================================================================================
                                                  DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- ---------------------------

INDEPENDENT DIRECTORS - CONTINUED
CHRISTIAN R.       Director         director       General Partner of             11         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 15         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of four
                                                   Financial Officer of                      portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative Officer                    Iron Company, N.V.
                                                   of Crate & Barrel                         (industrial construction and
                                                   (home furnishings                         engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         11         Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research,                          Funds six portfolios (mutual
                                                   Chairman of U.S.                          fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers, L.P.

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

=======================================================================================================================
                                                  DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- ---------------------------

INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              15         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of four
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                15         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of four
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and
                                                   Selected Fund;
                                                   Chairman and Chief
                                                   Executive Officer,
                                                   Davis Selected
                                                   Advisers, L.P., and
                                                   also serves as an
                                                   executive officer in
                                                   certain companies
                                                   affiliated with the
                                                   Adviser, including
                                                   sole member of the
                                                   Adviser's general
                                                   partner, Davis
                                                   Investments, LLC;
                                                   Employee of Shelby
                                                   Cullom Davis & Co.
                                                   (registered
                                                   broker/dealer).


* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                           DAVIS REAL ESTATE PORTFOLIO
                        2949 East Elvira Road, Suite 101,
                              Tucson, Arizona 85706
================================================================================

           DIRECTORS                           OFFICERS
           Wesley E. Bass, Jr.                 Jeremy H. Biggs
           Jeremy H. Biggs                        Chairman
           Marc P. Blum                        Andrew A. Davis
           Andrew  A. Davis                       President
           Christopher C. Davis                Christopher C. Davis
           Thomas S. Gayner                       Vice President
           Jerry D. Geist                      Kenneth C. Eich
           D. James Guzy                          Executive Vice President &
           G. Bernard Hamilton                    Principal Executive Officer
           Robert P. Morgenthau                Sharra L. Reed
           Theodore B. Smith, Jr.                 Vice President, Treasurer
           Christian R. Sonne                     & Principal Accounting Officer
           Marsha Williams                     Thomas D. Tays
                                                  Vice President & Secretary


INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT THE DAVIS REAL ESTATE PORTFOLIO, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT DAVIS VARIABLE ACCOUNT FUNDS (INCLUDING DAVIS REAL ESTATE PORTFOLIO) PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-2279 OR ON THE FUNDS' WEBSITE AT WWW.DAVISFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.

================================================================================

                              DAVIS ADVISORS
                              2949 EAST ELVIRA ROAD
                              SUITE, 101
                              TUCSON, AZ 85706
                              1-800-279-0279
                              WWWW.DAVISFUNDS.COM





[DAVIS FUND LOGO]

Item 2.  Code of Ethics

	 The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similiar functions.

	 The code of ethics was amended effective November 1, 2003. Items amended include notifying the Chief Legal Officer of any violations to the code. The other amended item is maintaining each version of the code for a period of six years.

	 A copy of the code of ethics is filed as an exhibit to this form N-CSR.

Item 3.  Audit Committee Financial Expert

	 The registrant's board of directors has determined that independant trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

Item 4.  Principal Accountant Fees and Services

	(a) Audit Fees. The aggregate Audit Fees billed by KPMG LLP ("KPMG") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2003 and December 31, 2002 are shown in the table below.

		Fund                            2003            2002

		Davis Value Portfolio           $12,464         $12,000
		Davis Financial Portfolio       $8,725          $8,400
		Davis Real Estate Portfolio     $8,725          $8,400



	(b) Audit-Related Fees.  The aggregate Audit-Related Fees billed by
	    KPMG for services rendered for assurance and related services that are not reasonable related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees for the fiscal year ends December 31, 2003 and December 31, 2002 are shown in the table below.

		Fund                            2003            2002

		Davis Value Portfolio           $0              $0
		Davis Financial Portfolio       $0              $0
		Davis Real Estate Portfolio     $0              $0



	(c) Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2003 and December 31, 2002 are shown in the table below.

		Fund                            2003            2002

		Davis Value Portfolio           $5,280          $6,980
		Davis Financial Portfolio       $5,280          $6,980
		Davis Real Estate Portfolio     $5,280          $6,980

	    Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund's income and capital gain distributions.

	(d) All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund's for the fiscal year ends December 31, 2003 and December 31, 2002 are shown in the table below.

		Fund                            2003            2002

		Davis Value Portfolio           $0              $0
		Davis Financial Portfolio       $0              $0
		Davis Real Estate Portfolio     $0              $0

	(e)(1)  Audit Committee Pre-Approval Policies and Procedures.

		The fund's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

		The fund's Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund's independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

	(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


	(f) Not applicable

	(g) The Funds' independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2003 and December 31, 2002. The fund's have not paid any fees for non-audit not previously disclosed in items 4 (b)-(d).

	(h) Not applicable
Item 5.  Audit Committee of Listed Registrants - Not Applicable

Item 6.  Reserved

Item 7. Disclosure of Proxy Voting Polices and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8.  Reserved

Item 9.  Controls and Procedures

	(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 10. Exhibits

	 EX-99.CODE ETH - Code of Ethics
	 EX-99.CERT - Section 302 Certification
	 EX-99.906 CERT - Section 906 Certification



Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  February 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  February 26, 2004

By /s/ Sharra L. Reed
   Sharra L. Reed
   Principal Financial officer

Date:  February 26, 2004